            T O U C H S T O N E
            ------------------------------------------
                            THE TOUCHSTONE FAMILY OF FUNDS
 LOGO

            -------------------------------------------------------
                               SELECT ADVISORS TRUST A

                          ( TOUCHSTONE EMERGING GROWTH FUND A
                          ( TOUCHSTONE INTERNATIONAL EQUITY FUND A
                          ( TOUCHSTONE GROWTH & INCOME FUND A
                          ( TOUCHSTONE BALANCED FUND A
                          ( TOUCHSTONE INCOME OPPORTUNITY FUND A
                          ( TOUCHSTONE BOND FUND A
                          ( TOUCHSTONE MUNICIPAL BOND FUND A

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

Dear Fellow Shareholder

    Over the past two years, many have asked about the meaningfulness of the Touchstone name. In a literal sense, the word TOUCHSTONE originated from the testing stone. In order for the medieval alchemist to test the purity of gold, it was often rubbed against a fine-grained, dark stone such as jasper in order to see what kind of mark it left behind. In a more colloquial sense, though, the word TOUCHSTONE has evolved and is defined as a test or criterion by which other things are judged. The name, Touchstone, in other words reflects our commitment to being a benchmark by which other investment managers can be compared.

    Which segues me to my appraisal of the investment markets in 1996. Unquestionably 1996 in many ways paralleled 1995, with equities generating impressive returns. Stocks were again the place to be. The U.S. equity markets maintained a rally that began in August and ran on through November as economic signals pointed to a continuing moderate to slow growth scenario. Continued strength on the corporate earnings front supported the elevated prices. The Dow Jones Industrial Average, which closed at 5117 on December 31, 1995, closed at the 6448 level on December 31, 1996. An annual return of 26% for the DJIA illustrated the dominance of large capitalization companies which was also discernible in the returns of the S&P 500, Russell 1000 and Russell 3000. Low interest rates, low inflation, and significant cash flows into equity mutual funds added combustion to the bull market. The fixed income markets also ended the year on a positive note as bonds struggled to recover lost performance suffered earlier in the year. Even Alan Greenspan's remarks about "irrational exuberance" did very little to dampen the overall market fervor. But how long these retail-friendly markets will continue is unknown, particularly if economic conditions would begin to slow and corporate profitability comes under a strain.

    1996 was also the year that the financial press discovered the Touchstone Family of Funds and Variable Annuities. We were recognized in publications such as the WALL STREET JOURNAL, BARRON'S, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, BUSINESS WEEK, LOS ANGELES TIMES and CHICAGO TRIBUNE. This favorable publicity brought us much attention among investment professionals and individual investors alike.

    While it is difficult to make general comments about the performance of a family of asset classes as diverse as Touchstone, I encourage you to review the enclosed financial statements and performance summaries for each Fund in the Family. Although portfolio managers throughout the industry labored to equal the performance of steadily rising market indices, our managers generally excelled in adhering to their investment styles and objectives while exploiting growth opportunities. However, the opportunity to improve always exists, and we will aggressively pursue improvements in select areas as we move forward in 1997.

    We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities.(1)

Sincerely,
/s/ Edward G. Harness
Edward G. Harness
President and Chief Executive Officer
Touchstone Family of Funds

P.S. Visit us on the World Wide Web at WWW.TOUCHSTONEFUNDS.COM

(1)TOUCHSTONE VARIABLE ANNUITIES ARE UNDERWRITTEN BY WESTERN-SOUTHERN LIFE ASSURANCE COMPANY, CINCINNATI, OHIO

TOUCHSTONE EMERGING GROWTH FUND A

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected Touchstone Emerging Growth Fund A's performance. Small capitalization stocks, as measured by the Russell 2000, rose 16.5% while the total return (net of fees, expenses and the sales charge of 5.75%) for the Touchstone Emerging Growth Fund A was 4.2%. As the value-style manager of the Touchstone Emerging Growth Fund A, David
L. Babson's core strategy was to remain invested in leading companies where there is the potential over the next three to five years to see improving profitability and accelerating earnings growth. Babson remained committed to this long term strategy even though market conditions may not have been ideal over the past year. Ultimately, though, Babson believes that their value-style approach to equity buying will perform well over a full market cycle. As the growth-style manager of the Touchstone Emerging Growth Fund A, Westfield Capital Management continued to find companies with good growth prospects selling at less than one times their growth rate. Overweighted positions in energy, technology and financial services contributed strongly to the overall portfolio return, while several retail and health service names lingered. Near term, Westfield Capital expects the "goldilocks economy" of moderating growth and low inflation will continue. Longer term, a decided shift to stronger relative earnings growth in the small sector will be apparent.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GROWTH OF A $10,000 INVESTMENT
                                                                                            CDA/Wiesenberger
                                                      Touchstone Emerging   Russell 2000       Small Company
                                                            Growth Fund A          Index       Growth Avg-MF
Sept. '94                                                           9,425         10,000              10,000
Dec. '94                                                            9,681          9,813               9,937
Mar. '95                                                           10,093         10,265              10,489
June '95                                                           10,735         11,227              11,406
Sept. '95                                                          11,733         12,336              12,717
Dec. '95                                                           11,865         12,603              12,959
Mar. '96                                                           12,391         13,246              13,744
June '96                                                           12,947         13,909              14,746
Sept. '96                                                          12,599         13,956              15,034
Dec. '96                                                           13,119         14,682              15,474
Aggregate Total Return
One Year Ended 12/31/96                                              4.2%
Inception to 12/31/96                                               31.2%
Past performance is not predictive of future
performance.

TOUCHSTONE INTERNATIONAL EQUITY FUND A

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone International Equity Fund A's performance. International equity stocks, as measured by the MSCI EAFE Index, rose 6.4% while the total return (net of fees, expenses and the sales charge of 5.75%) for the Touchstone International Equity Fund A was 5.2%. As the international equity manager of the Touchstone International Equity Fund A, BEA Associates attributes the Fund's performance to mix of country, currency and stock selection. The effect of country selection was most pronounced in Latin America, where they benefited from an overweight in Brazil and Mexico, and Asia where they gained from an underweight in both the Japanese equity market and the Yen. Stock selection played the biggest role in Europe, especially in their holdings in Italy, France and Sweden. In Asia Ex-Japan, gains from both stock selection and overweights in Hong Kong, Indonesia and Malaysia were offset by positions in Thailand and South Korea, which were the weakest performing regions in 1996.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GROWTH OF A $10,000 INVESTMENT
                                                                                              CDA/Wiesenberger
                                                                  Touchstone
                                                               International     MSCI EAFE       International
                                                                      Fund A         Index       Equity Avg-MF
Sept. '94                                                              9,425        10,000              10,000
Dec. '94                                                               8,596         9,905               9,431
Mar. '95                                                               8,256        10,097               9,137
June '95                                                               8,615        10,178               9,662
Sept. '95                                                              9,001        10,611              10,098
Dec. '95                                                               9,050        11,049              10,184
Mar. '96                                                               9,598        11,377              10,755
June '96                                                               9,806        11,565              11,209
Sept. '96                                                              9,731        11,559              11,142
Dec. '96                                                              10,101        11,752              11,514
Aggregate Total Return
One Year Ended 12/31/96                                                 5.2%
Inception to 12/31/96                                                   1.0%
Past performance is not predictive of future
performance.

TOUCHSTONE GROWTH & INCOME FUND A

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone Growth & Income Fund A's performance. Growth & Income stocks, as measured by the S&P 500 Index, rose 22.8% while the total return (net of fees, expenses and the 5.75% sales charge) for the Touchstone Growth & Income Fund A was 10.2%. As the growth and income manager of the Touchstone Growth & Income Fund A, Ft. Washington Investment Advisors continued to employ a strategy of staying fully invested in a highly diversified portfolio. Their stock picking emphasis was on out-of-favor stocks with stable to improving fundamentals. Throughout the annual period, the fund consisted primarily of large capitalization stocks managed with a relative value discipline. Their goal was to buy good quality companies when the market put them on sale. In their daily research and selection process, they tried to buy stocks that experienced significant price declines. This approach created a difficult environment for value-based strategies to outperform the market. The recovery of out-of-favor names in 1996 was incompatable with the robust market environment which favored momentum-based strategies.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GROWTH OF A $10,000 INVESTMENT
                                                                                         CDA/Wiesenberger
                                                       Touchstone Growth &    S&P 500    Growth & Current
                                                             Income Fund A      Index       Income Avg-MF
Sept. '94                                                            9,425     10,000              10,000
Dec. '94                                                             9,444      9,997               9,851
Mar. '95                                                            10,406     10,973              10,584
June '95                                                            11,160     12,015              11,430
Sept. '95                                                           12,049     12,962              12,234
Dec. '95                                                            12,763     13,741              12,797
Mar. '96                                                            13,676     14,480              13,422
June '96                                                            14,114     15,124              13,862
Sept. '96                                                           14,419     15,585              14,270
Dec. '96                                                            14,927     16,880              15,292
Aggregate Total Return
One Year Ended 12/31/96                                              10.2%
Inception to 12/31/96                                                49.3%
Past performance is not predictive of future
performance.

TOUCHSTONE BALANCED FUND A

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone Balanced Fund A's performance. Growth and value stocks, as measured by the S&P 500 Index, rose 22.8% and government and corporate bonds, as measured by the Lehman Brothers Government/Corporate Index rose 2.9% while the total return (net of fees, expenses and the sales charge of 5.75%) for the Touchstone Balanced Fund A was 10.2%. As the core equity manager of the Touchstone Balanced Fund A, Harbor Capital Management recorded excellent performance on both the growth and value sides of the portfolio. Heavy exposure to technology, financial services, energy, and large-capitalization, multinational issues contributed to the strong performance. With technology, their emphasis was on the dominant market leaders (Microsoft, Intel and IBM). Financial equities were weighted toward banks (Citicorp and Chase) and asset accumulation vehicles (SunAmerica, Allmerica and Travelers) which were benefiting from the huge inflow into annuities and mutual funds. With the rise in crude oil prices, energy related equities also did well. The energy sector of the portfolio included integrated oils (Amoco), exploration and production companies (Unocal and Triton), natural gas (Enron) and drillers (Diamond Offshore and Schlumberger). Finally, the market rewarded the big, multinational global leaders such as American International Group, Boeing, GE, Monsanto, Medtronic, Pfizer, and Coca-Cola.

    As the fixed income manager of the Touchstone Balanced Fund A, Morgan Grenfell Capital Management has remained focused on issue selection, believing this to be the best way to consistently add value in the fixed income markets over time. The fund was well diversified among sectors, issues and maturities and was comprised of high quality securities that offer superior total return prospects over a variety of market scenarios. Their holdings were in well structured mortgage-backed securities that have particularly benefited during this annual period of rising interest rates. Morgan Grenfell continues to favor taxable municipal bonds over generic corporate issues, believing that they offer superior return prospects.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GROWTH OF A $10,000 INVESTMENT
                                                                                           Lehman Brothers    CDA/Wiesenberger
                                                      Touchstone Balanced    S&P 500   Goverment/Corporate            Balanced
                                                                   Fund A      Index                 Index              Avg-MF
Sept. '94                                                           9,425     10,000                10,000              10,000
Dec. '94                                                            9,453      9,997                10,037               9,909
Mar. '95                                                            9,965     10,973                10,537              10,502
June '95                                                           10,922     12,015                11,221              11,248
Sept. '95                                                          11,582     12,962                11,435              11,849
Dec. '95                                                           11,654     13,741                11,968              12,345
Mar. '96                                                           12,065     14,480                11,688              12,653
June '96                                                           12,209     15,124                11,743              12,946
Sept. '96                                                          12,606     15,585                11,950              13,278
Dec. '96                                                           13,618     16,880                12,315              13,964
Aggregate Total Return
One Year Ended 12/31/96                                             10.1%
Inception to 12/31/96                                               36.2%
Past performance is not predictive of future
performance.

TOUCHSTONE INCOME OPPORTUNITY FUND A

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone Income Opportunity Fund A's performance. Corporate high yield bonds, as measured by the CDA/Wiesenberger Corporate High Yield Mutual Fund Average, rose 13.1%; international bonds, as measured by the CDA/ Wiesenberger International Bond Mutual Fund Average rose 11.2% while corporate bonds in general, as measured by the Lehman Brothers Corporate Bond Index, rose 3.3%. Total return (net of fees, expenses and the sales charge of 4.75%) for the Touchstone Income Opportunity Fund A was 20.6%.

    As the manager of the Touchstone Income Opportunity Fund A, Alliance Capital Management continued to concentrate its portfolio strategy on investments in emerging market sovereign and corporate debt. As the year progressed, however, spreads between sovereign and corporate debt tightened to unrealistic levels, and Alliance increased their holdings in sovereign debt. In another strategic move, Alliance added corporate investments in selected Asian countries such as India and Thailand. At year-end the major investments in the portfolio were in Russia, which obtained a Ba2 in 1996, Brazil, Mexico and Thailand. Domestic high yield represented 31% of the portfolio at year-end. Major investments included Goss Graphic, Transtexas Gas and Unisys.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GROWTH OF A $10,000 INVESTMENT
                                                                            Lehman Brothers    CDA/Wiesenberger    CDA/Wiesenberger
                                                        Touchstone Income         Corporate  International Bond           Corporate
                                                       Opportunity Fund A        Bond Index              Avg-MF   High Yield Avg-MF
Sept. '94                                                           9,525            10,000              10,000              10,000
Dec. '94                                                            8,838            10,043               9,843               9,875
Mar. '95                                                            8,357            10,638              10,075              10,306
June '95                                                            9,708            11,429              10,627              10,844
Sept. '95                                                          10,334            11,699              10,847              11,171
Dec. '95                                                           10,888            12,277              11,297              11,509
Mar. '96                                                           11,474            11,960              11,316              11,779
June '96                                                           12,149            12,014              11,595              12,007
Sept. '96                                                          13,125            12,254              12,073              12,562
Dec. '96                                                           13,791            12,681              12,556              13,017
Aggregate Total Return
One Year Ended 12/31/96                                             20.6%
Inception to 12/31/96                                               37.9%
Past performance is not predictive of future
performance.

TOUCHSTONE BOND FUND A

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone Bond Fund A's performance. Corporate bonds, as measured by the Lehman Brothers Aggregate Index, rose 3.6% while the return of the CDA/Wiesenberger Corporate Bond Mutual Fund Average rose 4.0%. Total return (net of fees, expenses and the sales charge of 4.75%) for the Touchstone Bond Fund A was (2.0)%.

    As the core fixed income manager of the Touchstone Bond Fund A, Ft. Washington Investment Advisors continued to emphasize overweighting sectors within the market that they felt would exceed market expectation for total return. This disciplined strategy achieved average returns in 1996 due to overall market volatility and the fully valued nature of all fixed income sectors. Ft. Washington maintained a fully invested status the majority of the year with market overweights in the corporate and asset-backed sectors. Their yield biased strategy away from treasuries was incorporated to provide cushion in any market downturn and to take advantage of the positive fundamentals in these sectors.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GROWTH OF A $10,000 INVESTMENT
                                                                        Lehman Brothers    CDA/Wiesenberger
                                                      Touchstone Bond         Aggregate      Corporate Bond
                                                               Fund A             Index              Avg-MF
Sept. '94                                                       9,525            10,000              10,000
Dec. '94                                                        9,551            10,038               9,988
Mar. '95                                                       10,046            10,544              10,387
June '95                                                       10,571            11,187              10,938
Sept. '95                                                      10,742            11,406              11,137
Dec. '95                                                       11,172            11,892              11,554
Mar. '96                                                       10,937            11,681              11,404
June '96                                                       10,982            11,748              11,469
Sept. '96                                                      11,175            11,965              11,686
Dec. '96                                                       11,490            12,324              12,017
Aggregate Total Return
One Year Ended 12/31/96                                         -2.0%
Inception to 12/31/96                                           14.9%
Past performance is not predictive of future
performance.

TOUCHSTONE MUNICIPAL BOND FUND A

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone Municipal Bond Fund A's performance. Municipal bonds, as measured by the CDA/Wiesenberger Municipal Bond Index, rose 3.3% while the return of the Lehman Brothers Municipal 7-Year Index rose 4.4%. Total return (net of fees, expenses and the sales charge of 4.75%) for the Touchstone Municipal Bond Fund A was (1.8)%.

    As the tax-free bond manager of the Touchstone Municipal Bond Fund A, Neuberger & Berman continued to focus on high-quality issues with the primary goal of adding value through duration management. Neuberger & Berman increased the average maturity of the portfolio by almost 1.5 years. This was accomplished by extending the average maturity from 6.60 years to 7.92 years without effecting the average quality of the AA+ portfolio. The positive economic fundamentals of the 1996 municipal bond market and a lack of negative legislative proposals (such as general tax reform or Federal tax cut initiatives) helped the tax exempt market remain stable throughout the year in spite of a sharp increase in Treasury rates in the first six months. Intermediate and longer term tax exempt yield ratios to Treasuries have declined over the past few months. Neuberger & Berman, however, believes that municipals still offer sufficient value as these ratios continue to narrow.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GROWTH OF A $10,000 INVESTMENT
                                                                             Lehman Brothers    CDA/Wiesenberger
                                                      Touchstone Municipal        Municipals           Municipal
                                                               Bond Fund A      7-Year Index         Bond Avg-MF
Sept. '94                                                            9,525            10,000              10,000
Dec. '94                                                             9,504             9,903               9,864
Mar. '95                                                             9,779            10,423              10,454
June '95                                                             9,987            10,719              10,660
Sept. '95                                                           10,135            11,026              10,899
Dec. '95                                                            10,358            11,304              11,311
Mar. '96                                                            10,296            11,264              11,160
June '96                                                            10,312            11,313              11,211
Sept. '96                                                           10,463            11,515              11,433
Dec. '96                                                            10,681            11,798              11,685
Aggregate Total Return
One Year Ended 12/31/96                                              -1.8%
Inception to 12/31/96                                                 6.8%
Past performance is not predictive of future
performance.

SELECT ADVISORS TRUST A
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                    TOUCHSTONE   TOUCHSTONE   TOUCHSTONE                TOUCHSTONE                TOUCHSTONE
                                     EMERGING    INTERNATIONAL  GROWTH &   TOUCHSTONE     INCOME     TOUCHSTONE    MUNICIPAL
                                      GROWTH       EQUITY       INCOME      BALANCED    OPPORTUNITY     BOND         BOND
                                      FUND A       FUND A       FUND A       FUND A       FUND A       FUND A       FUND A
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
ASSETS:
Investment in corresponding Select
 Advisors Portfolios, at value
 (Note 1)                           $2,854,625    $3,432,017  $3,610,405   $2,071,973   $4,532,154    $ 810,367   $1,568,766
Deferred organization expenses          26,935       26,935       26,935       26,935       26,935       26,935       26,935
Receivable for fund shares sold          2,510        2,012       32,533          159       31,831          105           28
Reimbursement receivable from
 Sponsor                                10,474        7,872        7,121        3,815        7,427           --           --
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Total assets                     2,894,544    3,468,836    3,676,994    2,102,882    4,598,347      837,407    1,595,729
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------

LIABILITIES:
Payable to Sponsor (Note 2)                 --           --           --           --           --          816        2,364
Payable for fund shares redeemed            --           --           --           --           59           --           --
Other accrued expenses                  21,287       20,199       17,628       17,451       19,208       15,738       15,729
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Total liabilities                   21,287       20,199       17,628       17,451       19,267       16,554       18,093
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS:                         $2,873,257    $3,448,637  $3,659,366   $2,085,431   $4,579,080    $ 820,853   $1,577,636
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Shares outstanding                     248,734      324,402      260,854      167,150      419,997       80,730      156,344
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value and redemption
 price per share                    $    11.55    $   10.63   $    14.03   $    12.48   $    10.90    $   10.17   $    10.09
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Offering price per share            $    12.25    $   11.28   $    14.89   $    13.24   $    11.44    $   10.68   $    10.59
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Maximum sales load                        5.75%        5.75%        5.75%        5.75%        4.75%        4.75%        4.75%
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM
 CORRESPONDING PORTFOLIO (NOTE 1):
  Interest income                   $    9,207   $    9,684    $    5,760   $   48,471   $  316,435    $  45,794   $   74,235
  Dividend income                       32,201       51,908(a)     42,679       16,162           --           --           --
                                    -----------  ------------  -----------  -----------  -----------  -----------  -----------
    Total investment income             41,408       61,592        48,439       64,633      316,435       45,794       74,235
                                    -----------  ------------  -----------  -----------  -----------  -----------  -----------
EXPENSES:
  Allocated portfolio expenses          48,166       51,045        27,177       27,349       32,694        5,598       19,099
  Transfer agent                        31,603       29,540        34,274       28,535       30,779       26,102       19,963
  Registration                          23,976       24,226        21,433       23,976       23,676       21,096       23,677
  Amortization of organization
   expenses (Note 1)                     9,798        9,798         9,798        9,798        9,798        9,798        9,798
  Audit                                 15,665       16,495        13,694       13,695       16,694       13,394       11,445
  Distribution (Note 2)                  7,651        7,551         6,288        4,477        5,849        3,038        3,741
  Sponsor fee (Note 2)                   5,992        6,112         5,222        3,642        5,054        1,322        3,018
  Printing                               9,825        9,002         8,912        7,328        7,330        5,545        4,319
  Trustee fees (Note 2)                    947          808           734          522          730          186          438
  Miscellaneous                          3,594        3,070         1,794        1,878        2,040          754        1,811
                                    -----------  ------------  -----------  -----------  -----------  -----------  -----------
    Total expenses                     157,217      157,647       129,326      121,200      134,644       86,833       97,309
    Waiver of sponsor fees (Note
     2)                                 (5,992)      (6,112)       (5,222)      (3,642)      (5,054)      (1,322)      (3,018)
    Reimbursement from sponsor
     (Note 3)                         (106,284)    (102,851)      (90,160)     (92,974)     (99,261)     (79,563)     (78,448)
                                    -----------  ------------  -----------  -----------  -----------  -----------  -----------
    NET EXPENSES                        44,941       48,684        33,944       24,584       30,329        5,948       15,843
                                    -----------  ------------  -----------  -----------  -----------  -----------  -----------
NET INVESTMENT INCOME (LOSS)            (3,533)      12,908        14,495       40,049      286,106       39,846       58,392
                                    -----------  ------------  -----------  -----------  -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN
 (LOSS) FROM PORTFOLIO:
  Net realized gain (loss) from
   Portfolio                           213,424       68,388(b)    314,565       74,879      213,344       (4,117)       5,674
  Net change in unrealized
   appreciation (depreciation)
   from Portfolio                      138,123      248,918        69,117      180,857      102,483      (11,119)     (16,648)
                                    -----------  ------------  -----------  -----------  -----------  -----------  -----------
  Net realized and unrealized gain
   (loss) from Portfolio               351,547      317,306       383,682      255,736      315,827      (15,236)     (10,974)
                                    -----------  ------------  -----------  -----------  -----------  -----------  -----------
  NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  348,014   $  330,214    $  398,177   $  295,785   $  601,933    $  24,610   $   47,418
                                    -----------  ------------  -----------  -----------  -----------  -----------  -----------
                                    -----------  ------------  -----------  -----------  -----------  -----------  -----------

------------------------------
 (a) Net of foreign tax withholding of $7,241
(b) Includes foreign currency transaction losses of $7,621.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS TRUST A
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      TOUCHSTONE              TOUCHSTONE
                                   EMERGING GROWTH       INTERNATIONAL EQUITY
                                        FUND A                  FUND A
FOR THE YEARS ENDED DECEMBER    ----------------------  ----------------------
31,                                1996        1995        1996        1995
------------------------------  ----------  ----------  ----------  ----------
OPERATIONS:
  Net investment income (loss)
   from Portfolio               $   (3,533) $     (979) $   12,908  $    2,703
  Net realized gain (loss)
   from Portfolio                  213,424     171,782      68,388(a)   (212,640)(a)
  Net change in unrealized
   appreciation from Portfolio     138,123     287,639     248,918     342,049
                                ----------  ----------  ----------  ----------
  Net increase in net assets
   resulting from operations       348,014     458,442     330,214     132,112
                                ----------  ----------  ----------  ----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment income             (3,534)     (6,457)    (18,430)     (5,992)
  Net realized capital gain       (178,581)   (175,592)         --          --
  Distributions in excess of
   net investment income                --          --      (1,433)         --
  Distributions in excess of
   capital                         (88,436)         --          --          --
                                ----------  ----------  ----------  ----------
  Total dividends and
   distributions                  (270,551)   (182,049)    (19,863)     (5,992)
                                ----------  ----------  ----------  ----------
SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares sold      1,395,367   1,120,072     589,156     216,977
  Reinvestment of dividends
   and distributions               209,586     106,721      19,556       5,973
  Cost of shares redeemed       (1,329,192)    (20,882)    (87,410)    (13,895)
                                ----------  ----------  ----------  ----------
  Net increase from share
   transactions:                   275,761   1,205,911     521,302     209,055
                                ----------  ----------  ----------  ----------
TOTAL INCREASE IN NET ASSETS       353,224   1,482,304     831,653     335,175
                                ----------  ----------  ----------  ----------
NET ASSETS:
  Beginning of period            2,520,033   1,037,729   2,616,984   2,281,809
                                ----------  ----------  ----------  ----------
  End of period                 $2,873,257  $2,520,033  $3,448,637  $2,616,984
                                ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------
NET ASSETS CONSIST OF:
  Paid-in capital               $2,492,187  $2,223,942  $3,207,208  $2,692,370
  Undistributed (distribution
   in excess of) net
   investment income                    --          85      (1,546)      2,525
  Accumulated net realized
   gain (loss) from Portfolio      (87,905)    (34,846)   (142,837)   (214,805)
  Net unrealized appreciation
   from Portfolio                  468,975     330,852     385,812     136,894
                                ----------  ----------  ----------  ----------
  Net assets applicable to
   shares outstanding           $2,873,257  $2,520,033  $3,448,637  $2,616,984
                                ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------
SHARES OUTSTANDING (NOTE 4):
  Shares sold                      117,342     108,754      57,446      23,753
  Reinvestment of dividends
   and distributions                18,223       9,263       1,867         623
                                ----------  ----------  ----------  ----------
                                   135,565     118,017      59,313      24,376
  Shares redeemed                 (105,541)     (1,980)     (8,018)     (1,543)
                                ----------  ----------  ----------  ----------
  Net increase                      30,024     116,037      51,295      22,833
  Beginning of period              218,710     102,673     273,107     250,274
                                ----------  ----------  ----------  ----------
  End of period                    248,734     218,710     324,402     273,107
                                ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------

------------------------------

(a) Includes foreign currency transaction losses of $7,621 and $4,532 for the years ended December 31, 1996 and 1995, respectively.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                                                     TOUCHSTONE
                                    TOUCHSTONE                                  TOUCHSTONE                           MUNICIPAL
                                 GROWTH & INCOME         TOUCHSTONE         INCOME OPPORTUNITY       TOUCHSTONE         BOND
                                      FUND A          BALANCED FUND A             FUND A             BOND FUND A       FUND A
FOR THE YEARS ENDED DECEMBER    ------------------  --------------------  ----------------------  -----------------  ----------
31,                               1996      1995       1996       1995       1996        1995       1996     1995       1996
------------------------------  --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
OPERATIONS:
  Net investment income (loss)
   from Portfolio               $ 14,495   $ 2,678  $   40,049  $ 29,352  $  286,106  $  135,794  $ 39,846  $14,138  $   58,392
  Net realized gain (loss)
   from Portfolio                314,565    31,237      74,879    86,073     213,344       4,940    (4,117)   3,168       5,674
  Net change in unrealized
   appreciation from Portfolio    69,117   106,320     180,857   130,015     102,483      97,430   (11,119)  14,680     (16,648)
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
  Net increase in net assets
   resulting from operations     398,177   140,235     295,785   245,440     601,933     238,164    24,610   31,986      47,418
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment income          (20,854)  (11,277)    (46,692)  (38,582)   (268,997)   (144,517)  (45,753) (22,764)    (62,091)
  Net realized capital gain     (292,380)  (25,509)    (72,596)  (74,472)   (144,529)         --    (1,318)  (1,750)       (828)
  Distributions in excess of
   net investment income              --        --          --        --          --        (380)       --       --          --
  Distributions in excess of
   capital                            --        --          --        --          --          --        --       --          --
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
  Total dividends and
   distributions                (313,234)  (36,786)   (119,288) (113,054)   (413,526)   (144,897)  (47,071) (24,514)    (62,919)
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares sold     2,031,071 1,442,665    517,003   263,559   3,252,056     219,545   380,914  483,371     198,986
  Reinvestment of dividends
   and distributions             306,020    36,552     117,896   112,647     355,988     143,556    43,460   22,509      46,881
  Cost of shares redeemed       (262,704) (102,362)   (227,905)   (7,501)   (586,768)    (12,911) (103,680)  (7,078)     (3,909)
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
  Net increase from share
   transactions:                2,074,387 1,376,855    406,994   368,705   3,021,276     350,190   320,694  498,802     241,958
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
TOTAL INCREASE IN NET ASSETS    2,159,330 1,480,304    583,491   501,091   3,209,683     443,457   298,233  506,274     226,457
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
NET ASSETS:
  Beginning of period           1,500,036   19,732   1,501,940  1,000,849  1,369,397     925,940   522,620   16,346   1,351,179
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
  End of period                 $3,659,366 1$,500,036 $2,085,431 $1,501,940 $4,579,080 $1,369,397 $820,853  $522,620 $1,577,636
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
NET ASSETS CONSIST OF:
  Paid-in capital               $3,455,188 1$,387,783 $1,763,814 $1,363,865 $4,397,914 $1,359,909 $820,298  $506,586 $1,552,023
  Undistributed (distribution
   in excess of) net
   investment income                 777       154         402        --          --        (380)    1,362      105       3,181
  Accumulated net realized
   gain (loss) from Portfolio     27,793     5,608       8,479     6,195      21,521     (47,294)   (4,299)   1,318       2,844
  Net unrealized appreciation
   from Portfolio                175,608   106,491     312,736   131,880     159,645      57,162     3,492   14,611      19,588
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
  Net assets applicable to
   shares outstanding           $3,659,366 1$,500,036 $2,085,431 $1,501,940 $4,579,080 $1,369,397 $820,853  $522,620 $1,577,636
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
SHARES OUTSTANDING (NOTE 4):
  Shares sold                    143,229   117,930      43,756    22,763     302,698      23,359    37,352   46,122      19,639
  Reinvestment of dividends
   and distributions              21,488     2,803       9,580     9,900      33,129      15,358     4,279    2,132       4,668
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
                                 164,717   120,733      53,336    32,663     335,827      38,717    41,631   48,254      24,307
  Shares redeemed                (17,984)   (8,581)    (18,586)     (658)    (55,165)     (1,382)  (10,139)    (670)       (389)
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
  Net increase                   146,733   112,152      34,750    32,005     280,662      37,335    31,492   47,584      23,918
  Beginning of period            114,121     1,969     132,400   100,395     139,335     102,000    49,238    1,654     132,426
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
  End of period                  260,854   114,121     167,150   132,400     419,997     139,335    80,730   49,238     156,344
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------
                                --------  --------  ----------  --------  ----------  ----------  --------  -------  ----------


FOR THE YEARS ENDED DECEMBER
31,                               1995
------------------------------  --------
OPERATIONS:
  Net investment income (loss)
   from Portfolio               $ 59,258
  Net realized gain (loss)
   from Portfolio                 (1,974)
  Net change in unrealized
   appreciation from Portfolio    48,516
                                --------
  Net increase in net assets
   resulting from operations     105,800
                                --------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment income          (68,265)
  Net realized capital gain           --
  Distributions in excess of
   net investment income            (191)
  Distributions in excess of
   capital                            --
                                --------
  Total dividends and
   distributions                 (68,456)
                                --------
SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares sold      225,677
  Reinvestment of dividends
   and distributions              58,825
  Cost of shares redeemed         (1,064)
                                --------
  Net increase from share
   transactions:                 283,438
                                --------
TOTAL INCREASE IN NET ASSETS     320,782
                                --------
NET ASSETS:
  Beginning of period           1,030,397
                                --------
  End of period                 $1,351,179
                                --------
                                --------
NET ASSETS CONSIST OF:
  Paid-in capital               $1,317,136
  Undistributed (distribution
   in excess of) net
   investment income                (191)
  Accumulated net realized
   gain (loss) from Portfolio     (2,002)
  Net unrealized appreciation
   from Portfolio                 36,236
                                --------
  Net assets applicable to
   shares outstanding           $1,351,179
                                --------
                                --------
SHARES OUTSTANDING (NOTE 4):
  Shares sold                     22,452
  Reinvestment of dividends
   and distributions               5,800
                                --------
                                  28,252
  Shares redeemed                   (104)
                                --------
  Net increase                    28,148
  Beginning of period            104,278
                                --------
  End of period                  132,426
                                --------
                                --------

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS TRUST A
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                TOUCHSTONE EMERGING GROWTH
                                          FUND A
                               ----------------------------
                                 1996
SELECTED DATA FOR A SHARE      --------
 OUTSTANDING THROUGHOUT THE
 YEARS ENDED DECEMBER 31, 1996
 AND 1995 AND THE PERIOD ENDED
 DECEMBER 31, 1994                         1995    1994 (A)
                                         --------  --------
NET ASSET VALUE, BEGINNING OF
 PERIOD                        $11.52    $10.11    $10.00
                               --------  --------  --------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income            0.01     (0.01)     0.16
Net realized and unrealized
 gain (loss) on investments      1.20      2.29      0.11
                               --------  --------  --------
Total from investment
 operations                      1.21      2.28      0.27
                               --------  --------  --------
LESS DIVIDENDS AND
 DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
Net investment income           (0.01)    (0.03)    (0.15)
Net capital gain                (1.17)    (0.84)    (0.01)
                               --------  --------  --------
Total dividends and
 distributions                  (1.18)    (0.87)    (0.16)
                               --------  --------  --------
NET ASSET VALUE, END OF PERIOD $11.55    $11.52    $10.11
                               --------  --------  --------
                               --------  --------  --------
TOTAL RETURN (B)                10.56%    22.56%     2.72%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period
 (000's)                       $2,873    $2,520    $1,038
Ratios to average net
 assets (c)
  Expenses                       1.50%     1.50%     1.75%(e)
  Net investment income (loss)  (0.12%)   (0.05%)    6.10%(e)

                                    TOUCHSTONE INCOME
                                       OPPORTUNITY
                                          FUND A
                               ----------------------------
SELECTED DATA FOR A SHARE
 OUTSTANDING THROUGHOUT THE
 PERIOD:                         1996      1995    1994 (A)

NET ASSET VALUE, BEGINNING OF
 PERIOD                        $ 9.83    $ 9.08    $10.00
                               --------  --------  --------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income            1.12      1.19      0.22
Net realized and unrealized
 gain (loss) on investments      1.38      0.77     (0.94)
                               --------  --------  --------
  Total from investment
   operations                    2.50      1.96     (0.72)
                               --------  --------  --------
LESS DIVIDENDS AND
 DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Net investment income         (1.12)    (1.21)    (0.20)
  Net capital gain              (0.31)       --        --
                               --------  --------  --------
  Total dividends and
   distributions                (1.43)    (1.21)    (0.20)
                               --------  --------  --------
NET ASSET VALUE, END OF PERIOD $10.90    $ 9.83    $ 9.08
                               --------  --------  --------
                               --------  --------  --------
TOTAL RETURN (B)                26.66%    23.19%    (7.20%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period
 (000's)                       $4,579    $1,369    $  926
Ratios to average net
 assets (c)
  Expenses                       1.20%     1.20%     1.45%(e)
  Net investment income         11.29%    12.42%     8.60%(e)

--------------------------
(a) The Fund commenced operations on October 3, 1994.
(b) Total return is calculated without the effect of a sales charge.
(c) Includes the Fund's proportionate share of the corresponding Portfolio's expenses. If the waiver and reimbursement had not been in place for the periods listed and after consideration of state expense limitations, the ratios of expenses to average net assets would have been higher.
(d) Per share amounts have been calculated using the average share method.
(e) Ratios are annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                 TOUCHSTONE INTERNATIONAL
                                          EQUITY              TOUCHSTONE GROWTH & INCOME       TOUCHSTONE BALANCED
                                          FUND A                        FUND A                        FUND A
                               ----------------------------  ----------------------------  ----------------------------
                                 1996      1995    1994 (A)    1996    1995 (D)  1994 (A)    1996      1995    1994 (A)
                               --------  --------  --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF
 PERIOD                        $ 9.58    $ 9.12    $10.00    $13.14    $10.02    $10.00    $11.34    $ 9.97    $10.00
                               --------  --------  --------  --------  --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income            0.05      0.21        --      0.12      0.05      0.86      0.30      0.31      0.08
Net realized and unrealized
 gain (loss) on investments      1.06      0.47     (0.88)     2.12      3.46     (0.84)     1.59      1.99     (0.05)
                               --------  --------  --------  --------  --------  --------  --------  --------  --------
Total from investment
 operations                      1.11      0.68     (0.88)     2.24      3.51      0.02      1.89      2.30      0.03
                               --------  --------  --------  --------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND
 DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
Net investment income           (0.06)    (0.22)       --     (0.12)    (0.16)       --     (0.30)    (0.33)    (0.06)
Net capital gain                   --        --        --     (1.23)    (0.23)       --     (0.45)    (0.60)       --
                               --------  --------  --------  --------  --------  --------  --------  --------  --------
Total dividends and
 distributions                  (0.06)    (0.22)       --     (1.35)    (0.39)       --     (0.75)    (0.93)    (0.06)
                               --------  --------  --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD $10.63    $ 9.58    $ 9.12    $14.03    $13.14    $10.02    $12.48    $11.34    $ 9.97
                               --------  --------  --------  --------  --------  --------  --------  --------  --------
                               --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL RETURN (B)                11.61%     5.29%    (8.80%)   16.95%    35.14%     0.20%    16.86%    23.24%     0.30%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period
 (000's)                       $3,449    $2,617    $2,282    $3,659    $1,500    $   20    $2,085    $1,502    $1,001
Ratios to average net
 assets (c)
  Expenses                       1.60%     1.60%     1.85%(e)   1.30%    1.30%     1.55%(e)   1.35%    1.35%     1.60%(e)
  Net investment income (loss)   0.42%     0.11%    (0.36%)(e)   0.55%   0.56%     0.56%(e)   2.19%    2.39%     2.75%(e)


                                                                              TOUCHSTONE BOND          TOUCHSTONE MUNICIPAL BOND
                                                                                   FUND A                        FUND A
                                                                        ----------------------------  ----------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:              1996    1995 (D)  1994 (A)    1996      1995    1994 (A)

NET ASSET VALUE, BEGINNING OF PERIOD                                    $10.61    $ 9.88    $10.00    $10.20    $ 9.88    $10.00
                                                                        --------  --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                     0.71      0.56      1.15      0.43      0.53      0.12
Net realized and unrealized gain (loss) on investments                   (0.43)     1.07     (1.12)    (0.12)     0.34     (0.14)
                                                                        --------  --------  --------  --------  --------  --------
  Total from investment operations                                        0.28      1.63      0.03      0.31      0.87     (0.02)
                                                                        --------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                  (0.70)    (0.86)    (0.15)    (0.41)    (0.55)    (0.10)
  Net capital gain                                                       (0.02)    (0.04)       --     (0.01)       --        --
                                                                        --------  --------  --------  --------  --------  --------
  Total dividends and distributions                                      (0.72)    (0.90)    (0.15)    (0.42)    (0.55)    (0.10)
                                                                        --------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD                                          $10.17    $10.61    $ 9.88    $10.09    $10.20    $ 9.88
                                                                        --------  --------  --------  --------  --------  --------
                                                                        --------  --------  --------  --------  --------  --------
TOTAL RETURN (B)                                                          2.85%    16.95%     0.28%     3.11%     8.96%    (0.21%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                                     $  821    $  523    $   16    $1,578    $1,351    $1,030
Ratios to average net assets (c)
  Expenses                                                                0.90%     0.90%     1.15%(e)   1.05%    1.05%     1.30%(e)
  Net investment income                                                   6.01%     6.21%     5.58%(e)   3.86%    4.75%     4.39%(e)

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS TRUST A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Select Advisors Trust A (the "Trust") was organized as a Massachusetts business trust on February 7, 1994 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company.

    The Trust consists of eight funds (each, a "Fund"): Touchstone Emerging Growth Fund A (the "Emerging Growth Fund"), Touchstone International Equity Fund A (the "International Equity Fund"), Touchstone Growth & Income Fund A (the "Growth & Income Fund"), Touchstone Balanced Fund A (the "Balanced Fund"), Touchstone Income Opportunity Fund A (the "Income Opportunity Fund"), Touchstone Bond Fund A (the "Bond Fund"), Touchstone Municipal Bond Fund A (the "Municipal Bond Fund") and Touchstone Standby Income Fund (the "Standby Income Fund"). The Standby Income Fund is included in a separate annual report.

    The Trust seeks to achieve the investment objectives of each Fund presented in this report by investing all the investable assets of the Fund in a corresponding Portfolio of Select Advisors Portfolios (the "Portfolio Trust"), an open-end management investment company. Each Portfolio has the same investment objectives as the corresponding Fund. These Portfolios are, respectively, Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, and Municipal Bond Portfolio.

    The value of each Fund's investment in the corresponding Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio at December 31, 1996.

                                                                                                   INCOME
                                  EMERGING        INTERNATIONAL      GROWTH &       BALANCED     OPPORTUNITY      BOND
                                GROWTH FUND A     EQUITY FUND A    INCOME FUND A     FUND A        FUND A        FUND A
                              -----------------  ---------------  ---------------  -----------  -------------  -----------
Percentage interest in
 corresponding Portfolio               62.0%             52.2%            17.2%          51.4%         63.4%          6.0%


                                 MUNICIPAL
                                BOND FUND A
                              ---------------
Percentage interest in
 corresponding Portfolio              57.8%

    As of December 31, 1996, Touchstone Advisors, Inc., a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), and Western-Southern, owned 48.2%, 77.6%, 4.9%, 68.9%, 31.4%, 17.7%, and 70.8% of the Emerging Growth Fund, the International Equity Fund, the Growth & Income Fund, the Balanced Fund, the Income Opportunity Fund, the Bond Fund, and the Municipal Bond Fund, respectively.

    The financial statements of each Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

    The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

    The following is a summary of the significant accounting policies of the funds:

    a) INVESTMENT VALUATION. Valuation of investments by each Portfolio is discussed in Note 1 of the Portfolio Trust's Notes to Financial Statements which are included elsewhere in this report.

    b) INVESTMENT INCOME. Each Fund records its share of the corresponding Portfolio's net investment income and realized and unrealized gains and losses and adjusts its investment in the corresponding Portfolio each day. All the net investment income and realized and unrealized gains and losses of each Portfolio are allocated among the corresponding Fund and the other investors in the Portfolio at the time of such determination.

    c) DIVIDENDS AND DISTRIBUTIONS. Substantially all of the net investment income of the Growth & Income Fund, the Income Opportunity Fund, the Bond Fund, and the Municipal Bond Fund is declared as dividends and paid monthly. Substantially all of the net investment income of the Balanced Fund is declared as dividends and paid quarterly. Substantially all of the net investment income of the Emerging Growth Fund and the International Equity Fund is declared as dividends and paid annually. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Dividends and distributions are recorded on ex-dividend date and are reinvested at net asset value.

    Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to non-deductible organization costs, passive foreign investment companies, foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

SELECT ADVISORS TRUST A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    d) ORGANIZATION EXPENSE. Organization expenses were deferred and are being amortized by each Fund on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors, Inc. or any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund and the corresponding Portfolio, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund, if any, shall be contributed by the Fund to the corresponding Portfolio.

    e) FEDERAL TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, and net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income tax is necessary. The International Equity Fund A has a capital loss carryforward expiring in December 2003 of $113,325 and the Bond Fund A has a capital loss carryforward expiring in December 2004 of $4,299.

    Additionally, at December 31, 1996, the following funds have net capital losses attributable to security transactions incurred after October 31, 1996, which are treated as arising on the first day of the Fund's next taxable year.

Balanced Fund A                        $   1,492
Emerging Growth Fund A                    80,394
International Equity Fund A               28,855

    f) EXPENSES. Expenses incurred by the Trust with respect to any two or more funds in the Trust are prorated to each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

2.  TRANSACTIONS WITH AFFILIATES

    a) DISTRIBUTION AND SERVICE PLAN. Under the Trust's Distribution and Service Plan in accordance with Rule 12b-1 under the Act, the Trust retains Touchstone Securities, Inc. ("Distributor"), a subsidiary of Western-Southern, as a service agent of the Trust and as the principal underwriter of the shares of each Fund. Each fund will pay a service fee to the Distributor equal on an annual basis of up to 0.25% of that Fund's average daily net assets. The Distributor may also use the distribution fees received from each Fund to otherwise promote the sale of shares of the Funds to other than current shareholders and for sales literature or other promotional activities.

    b) SPONSOR. The Trust, on the behalf of each Fund, has entered into a Sponsor Agreement with Touchstone Advisors, Inc. (the "Sponsor"), an affiliate of the Distributor. The Sponsor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Sponsor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through April 30, 1998.

    c) TRUSTEES. Each Trustee who is not an "interested person" (as defined by the Act) of the Trust receives in aggregate $5,000 annually plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from Select Advisors Trust C, Select Advisors Portfolios, and Select Advisors Variable Insurance Trust, which are included in separate reports. For the year ended December 31, 1996 the Trust, not including the Standby Income Fund which is included in a separate report, incurred $4,365 in Trustee fees which were prorated to each Fund in the Trust.

3.  EXPENSE REIMBURSEMENTS

    The Sponsor has agreed to reimburse each Fund so that, following such reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Fund

SELECT ADVISORS TRUST A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
including the Fund's proportionate share of expenses of the corresponding Portfolio are not greater, on an annual basis, than the percentage of average daily net assets of the Fund listed below for the year ended December 31, 1996.

                                                                                        INCOME
                               EMERGING     INTERNATIONAL     GROWTH &     BALANCED   OPPORTUNITY    BOND      MUNICIPAL
                            GROWTH FUND A   EQUITY FUND A  INCOME FUND A    FUND A      FUND A      FUND A    BOND FUND A
                            --------------  -------------  --------------  ---------  -----------  ---------  ------------
Voluntary Expense Limit             1.50%           1.60%          1.30%        1.35%       1.20%       0.90%        1.05%
Amount of Reimbursement       $  106,284     $   102,851     $   90,160    $  92,974   $  99,261   $  79,563   $   78,448

4.  SHARES OF BENEFICIAL INTEREST

    The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest of one or more series.
--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

    For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended December 31, 1996 qualified for the dividends received deduction, as follows:

    EMERGING           GROWTH &        BALANCED
  GROWTH FUND A      INCOME FUND A      FUND A
-----------------  -----------------  -----------

          37%                15%             18%

    Of the dividends paid by Municipal Bond Fund A from net investment income, 97% were exempt-interest dividends which are tax exempt for federal income tax purposes.

    The funds below paid distributions from long-term capital gains. Pursuant to section 852 of the Internal Revenue Code, the fund designates the following capital gain dividends as noted:

                                  EMERGING        GROWTH &     BALANCED      INCOME        BOND      MUNICIPAL
                               GROWTH FUND A   INCOME FUND A    FUND A    OPPORTUNITY A   FUND A    BOND FUND A
                               --------------  --------------  ---------  -------------  ---------  ------------
Long term capital gains
 distributions
 per share                          $0.8532           $0.35       $0.310        $0.16       $0.013      $0.0053
Capital gain dividends             $195,011         $83,142      $47,816      $56,290         $858         $828

SELECT ADVISORS TRUST A
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Investors and Trustees of
Select Advisors Trust A:

    We have audited the accompanying statements of assets and liabilities of Select Advisors Trust A (the "Trust") (consisting of Touchstone Emerging Growth Fund A, Touchstone International Equity Fund A, Touchstone Growth & Income Fund A, Touchstone Balanced Fund A, Touchstone Income Opportunity Fund A, Touchstone Bond Fund A, and the Touchstone Municipal Bond Fund A) as of December 31, 1996, the related statements of operations for the year then ended, and the changes in net assets for each of the two years in the period then ended and financial highlights for each of the two years in the period then ended and for the period October 3, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Select Advisors Trust A as of December 31, 1996 and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended and for the period October 3, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 20, 1997

                                  DISTRIBUTOR
                          Touchstone Securities, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202
                                 (800) 669-2796

                      INVESTMENT ADVISOR OF EACH PORTFOLIO
                           Touchstone Advisors, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202

                          ADMINISTRATOR AND CUSTODIAN
                         Investors Bank & Trust Company
                                89 South Street
                          Boston, Massachusetts 02111

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                                 P.O. Box 8518
                        Boston, Massachusetts 02266-8518

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                            One International Place
                          Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                                 Frost & Jacobs
                                2500 PNC Center
                              201 East 5th Street
                             Cincinnati, Ohio 45202

--------------------------------------------------------------------------------
                          T O U C H S T O N E

                          ---------------------------------------------
        FORM 7076-9612    THE MARK OF EXCELLENCE IN INVESTMENT MANAGEMENT-SM-

            T O U C H S T O N E
            ------------------------------------------
                            THE TOUCHSTONE FAMILY OF FUNDS
 LOGO

            -------------------------------------------------------
                              SELECT ADVISORS PORTFOLIOS

                          ( EMERGING GROWTH PORTFOLIO
                          ( INTERNATIONAL EQUITY PORTFOLIO
                          ( GROWTH & INCOME PORTFOLIO
                          ( BALANCED PORTFOLIO
                          ( INCOME OPPORTUNITY PORTFOLIO
                          ( BOND PORTFOLIO
                          ( MUNICIPAL BOND PORTFOLIO

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                             VALUE
  SHARES                                                    (NOTE 1)
 --------                                                  ----------
 COMMON STOCKS (93.1%)
           BANKING & FINANCE (5.9%)
    2,300  Arden Realty Group Inc........................  $   63,825
    2,000  Bank United Corp. Class A.....................      53,500
    2,400  Dime Bancorp, Inc.*...........................      35,400
    1,850  First Security Corp...........................      62,438
    2,400  Glendale Federal Bank,*.......................      55,800
                                                           ----------
                                                              270,963
                                                           ----------
           BROADCAST & MEDIA (2.0%)
    1,200  Central Newspapers, Class A...................      52,800
    1,700  Lee Enterprises, Inc..........................      39,525
                                                           ----------
                                                               92,325
                                                           ----------
           CHEMICALS (0.8%)
    1,700  Hanna (M.A.) Co...............................      37,188
                                                           ----------
           COMPUTER EQUIPMENT & DATA PROCESSING (18.2%)
    1,000  3Com Corp.*...................................      73,375
    1,000  CBT Group PLC*................................      54,250
    2,100  EG&G..........................................      42,263
    2,200  EMC Corp.*....................................      72,875
    1,600  Fiserv, Inc.*.................................      58,800
    2,800  Gerber Scientific, Inc........................      41,650
    1,600  HNC Software, Inc.*...........................      50,200
    1,200  IDX Systems Corp.*............................      34,350
    2,900  Information Management Resources Inc.*........      61,263
    3,000  Intergraph Corp.*.............................      30,750
    2,200  National Semiconductor Corp.*.................      53,625
    2,100  Network General Corporation*..................      63,525
      800  Parametric Technology Corp.*..................      41,100
    3,000  Scitex Corp...................................      28,500
    1,515  Sterling Commerce Inc.*.......................      53,397
      700  Sterling Software, Inc.*......................      22,138
    1,800  Wallace Computer Services, Inc................      62,100
                                                           ----------
                                                              844,161
                                                           ----------
           CONSUMER & OFFICE PRODUCTS (4.5%)
    1,000  Alberto Culver Co., Class A...................      41,250
      900  APAC Teleservices Inc.*.......................      34,538
    3,500  Carson Inc.*..................................      48,563
    1,500  Stanhome, Inc.................................      39,750
    1,700  Sunbeam Corp..................................      43,775
                                                           ----------
                                                              207,876
                                                           ----------
           ELECTRICAL EQUIPMENT (3.2%)
    2,900  Elsag Bailey*.................................      54,375
      900  Microchip Technology Inc.*....................      45,788
    1,300  National Service Industries...................      48,588
                                                           ----------
                                                              148,751
                                                           ----------
           FOOD & BEVERAGES (2.9%)
    1,500  Dean Foods Co.................................      48,375
    2,300  Ralcorp Holdings Inc.*........................      48,588
    1,600  Wholefoods Market Inc.*.......................      36,000
                                                           ----------
                                                              132,963
                                                           ----------
           HEALTHCARE (3.7%)
    1,300  Centocor Inc.*................................      46,475
    2,900  Depotech Corp.*...............................      47,477
    1,300  ESC Medical Systems Ltd.*.....................      33,150
           HEALTHCARE--CONTINUED
    1,200  HCIA, Inc.*...................................  $   41,400
                                                           ----------
                                                              168,502
                                                           ----------
           HEAVY INDUSTRY (12.5%)
    1,700  Albany International Corp.....................      39,313
    1,000  Bandag, Inc. Class A..........................      45,750
    3,300  BW/IP, Inc....................................      54,450
    4,400  Calgon Carbon Corp............................      53,900
    2,700  Calmat, Inc...................................      50,625
    2,700  Global Industrial Technologies*...............      59,738
      700  Harsco Corp...................................      47,950
    2,100  Martin Marietta Materials, Inc................      48,825
    1,800  Southdown, Inc................................      56,025
    1,300  Trinity Industries, Inc.......................      48,750
    1,300  Tyco Lab......................................      68,738
                                                           ----------
                                                              574,064
                                                           ----------
           INSURANCE (3.6%)
    1,000  Arthur J. Gallagher & Co......................      31,000
      900  Hartford Steam Boiler Insurance...............      41,738
    2,700  Western National Corp.........................      51,975
    3,400  Willis Coroon Group ADR.......................      39,100
                                                           ----------
                                                              163,813
                                                           ----------
           MOTOR VEHICLES & EQUIPMENT (1.0%)
    1,800  Standard Products Co..........................      45,900
                                                           ----------
           OIL SERVICE (2.1%)
      800  Halliburton, Co...............................      48,200
    2,500  Nabors Industries, Inc.*......................      48,125
                                                           ----------
                                                               96,325
                                                           ----------
           PETROLEUM & NATURAL GAS (6.4%)
    2,500  Cabot Oil & Gas Corp., Class A................      42,813
    1,300  Equitable Resources, Inc......................      38,675
    2,400  National-Oilwell Inc.*........................      73,800
    4,300  Natural Gas Clearinghouse.....................      99,975
    2,700  Quaker State Corp.............................      38,138
                                                           ----------
                                                              293,401
                                                           ----------
           RETAIL (9.7%)
    7,000  Charming Shoppes, Inc.*.......................      35,438
    2,900  DiMon, Inc....................................      67,063
    3,000  Fingerhut Companies, Inc......................      36,750
    1,400  Fred Meyer, Inc.*.............................      49,700
    1,300  Herman Miller, Inc............................      73,613
    1,400  LA-Z-Boy Chair Co.............................      41,300
    4,800  Stride Rite Corp..............................      48,000
    1,400  Waban, Inc.*..................................      36,400
    3,000  Zale Corp.*...................................      57,375
                                                           ----------
                                                              445,639
                                                           ----------
           SERVICES (5.8%)
    2,000  Cinar Films Inc., Class B*....................      52,000
    1,300  Healthcare Compare Corp.*.....................      55,088
    2,100  Republic Industries, Inc.*....................      65,494
      900  Saville Systems Ireland-ADR*..................      36,563
    2,000  Service Corp. International...................      56,000
                                                           ----------
                                                              265,145
                                                           ----------

    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996

                                                             VALUE
  SHARES                                                    (NOTE 1)
 --------                                                  ----------
 COMMON STOCKS--CONTINUED
           TELECOMMUNICATIONS (6.7%)
    1,000  Ascend Communications, Inc.*..................  $   62,125
    1,200  Cincinnati Bell, Inc..........................      73,950
    3,000  Geotel Communications Group*..................      39,000
    1,400  Nokia Corp., ADR..............................      80,675
    1,700  Octel Communication Corp.*....................      29,750
      500  Videoserver, Inc.*............................      21,250
                                                           ----------
                                                              306,750
                                                           ----------
           TRANSPORTATION (1.7%)
    1,600  Alexander & Baldwin, Inc......................      40,000
    2,800  J.B. Hunt Transportation Services, Inc........      39,200
                                                           ----------
                                                               79,200
                                                           ----------
           REAL ESTATE INVESTMENT TRUSTS (2.4%)
    2,000  Starwood Lodging Trust........................  $  110,250
                                                           ----------
 TOTAL COMMON STOCKS (COST $3,564,016)...................   4,283,216
                                                           ----------
 TOTAL INVESTMENTS AT VALUE (93.1%)
 (COST $3,564,016)(A)....................................  $4,283,216
 CASH AND OTHER ASSETS
 NET OF LIABILITIES (6.9%)...............................     319,575
                                                           ----------
 NET ASSETS (100.0%).....................................  $4,602,791
                                                           ----------
                                                           ----------

 --------------------------
  * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $3,576,675, resulting in gross unrealized appreciation and depreciation of $814,454 and $107,913, respectively, and net unrealized appreciation of $706,541.
 ADR: American Depositary Receipt.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996


                                                                 VALUE
   SHARES                                                       (NOTE 1)
 -----------                                                   ----------
 COMMON STOCKS (97.1%)
               ARGENTINA (0.0%)
           1   Compania Naviera Perez Companc S.A............  $        7
                                                               ----------
               AUSTRALIA (2.1%)
       5,108   Broken Hill Proprietary.......................      72,750
       1,720   CRA Ltd.......................................      27,001
       1,400   News Corp., Ltd. ADR..........................      29,225
         500   News Corp., Pref Shares ADR...................       8,813
                                                               ----------
                                                                  137,789
                                                               ----------
               BRAZIL (5.8%)
       1,200   Cemig Cia Energy ADR..........................      40,882
         300   Centrais Electricas Brasileiras ADR...........       5,572
       1,900   Companhia Siderugica Nacional ADR.............      53,941
       2,050   Comphanhia Vale do Rio Doce S.A. ADR..........      39,457
       2,200   Refrigeracao Parana S.A. ADR*.................      24,877
       2,000   Telecomunicacoes Brasileiras ADR..............     153,000
       6,500   Usinas Siderugicas de Minas Gerais ADR........      66,307
                                                               ----------
                                                                  384,036
                                                               ----------
               CANADA (0.6%)
         700   Magna International Inc., Class A.............      39,025
                                                               ----------
               DENMARK (0.4%)
         460   Unidanmark A/S................................      23,817
                                                               ----------
               FINLAND (1.3%)
       1,430   Nokia Corp., ADR..............................      82,404
                                                               ----------
               FRANCE (10.8%)
         206   Accor.........................................      26,103
         110   Air Liquide...................................      17,184
         664   AXA...........................................      42,260
       1,250   Banque National De Paris......................      48,409

               FRANCE--CONTINUED
       1,240   Bertrand Faure................................  $   48,332
         224   Bic...........................................      33,611
         148   Carrefour Super Marche........................      96,364
         260   Christian Dior S.A............................      41,971
         407   Companie Generale des Eaux....................      50,473
         487   Credit Local de France........................      42,454
          75   Legrand.......................................      12,787
         523   Michelin, Class B.............................      28,253
         300   Rhone Polenc..................................      10,235
         200   Sanofi S.A....................................      19,904
         500   SGS-Thompson Microelectronics*................      35,000
         860   Societe National Elf-Aquitaine................      78,337
         503   Technip S.A...................................      47,244
         559   Valeo S.A.....................................      34,500
                                                               ----------
                                                                  713,421
                                                               ----------
               GERMANY (7.7%)
         600   Adidas AG.....................................      51,869
       1,000   Bayer AG......................................      40,819
         600   Commerzbank AG................................      15,249
       1,000   Daimler Benz AG...............................      68,898
         130   Degussa AG....................................      58,853
          90   Gea Pref Shares...............................      28,343
       1,660   Hoechst AG....................................      78,441
          80   Karstadt AG...................................      27,039
         155   Mannesmann AG.................................      67,199
         600   RWE AG........................................      25,427
         106   Volkswagen AG.................................      44,095
                                                               ----------
                                                                  506,232
                                                               ----------
               GREAT BRITAIN (12.8%)
       5,796   British Petroleum Co. PLC.....................      69,554
         400   British Sky Broadcasting PLC ADR..............      21,000

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996


                                                                 VALUE
   SHARES                                                       (NOTE 1)
 -----------                                                   ----------
 COMMON STOCKS--CONTINUED
               GREAT BRITAIN--CONTINUED
         200   Cable & Wireless PLC ADR......................  $    4,925
       6,400   Cable & Wireless PLC..........................      53,229
       3,142   Dixons Group PLC..............................      29,227
       3,700   EMI Group PLC.................................      87,788
       2,600   General Cable PLC ADR*........................      42,900
       7,000   General Cable PLC*............................      23,384
       3,500   Land Securities PLC...........................      44,789
         900   Reuters Holdings PLC ADR......................      68,850
      16,600   Rolls Royce PLC...............................      73,226
       4,900   Scottish & Newcastle PLC......................      57,626
       4,204   Standard Chartered Bank PLC...................      51,926
       1,878   Unilever PLC..................................      45,572
       2,631   United News & Media PLC.......................      31,415
      21,000   WPP Group PLC.................................      91,017
          80   Zeneca Group PLC ADR..........................       6,720
       1,500   Zeneca Group PLC..............................      42,335
                                                               ----------
                                                                  845,483
                                                               ----------
               HONG KONG (5.2%)
       5,000   Cheung Kong Holdings, Ltd.....................      44,444
       9,000   Citic Pacific, Ltd............................      52,246
      37,000   Henderson Investment, Ltd.....................      44,250
       3,106   HSBC Holdings PLC.............................      66,461
       6,000   New World Development Co......................      40,533
       4,000   Sun Hung Kai Properties, Ltd..................      49,001
       4,500   Swire Pacific Ltd., Class A...................      42,908
                                                               ----------
                                                                  339,843
                                                               ----------
               INDIA (1.2%)
       8,000   Morgan Stanley India Investment Fund, Inc.*...      76,000
                                                               ----------
               INDONESIA (1.5%)
      10,000   PT Astra International........................      27,519
         300   PT Telecomunikasi ADR.........................      10,350
      33,500   PT Telecomunikasi.............................      57,795
                                                               ----------
                                                                   95,664
                                                               ----------
               ISRAEL (1.0%)
       1,200   ECI Telecommunications Ltd....................      25,500
       2,300   Geotek Communications, Inc.*..................      16,388
         500   Teva Pharmaceutical Inds. Ltd. ADR............      25,125
                                                               ----------
                                                                   67,013
                                                               ----------
               ITALY (3.2%)
       8,000   Banca Fideuram SPA............................      17,583
       3,500   Edison SPA....................................      22,078
       5,500   Istituto Mobiliare Italiano...................      46,946
       6,100   Stet RISP.....................................      20,610
      10,000   Stet..........................................      45,468
      23,000   Telecom Italia Mobile SPA.....................      58,334
                                                               ----------
                                                                  211,019
                                                               ----------
               JAPAN (8.8%)
       1,000   Aoyama Trading Co.............................      26,423
         600   Bank of Tokyo, Ltd............................      11,139
       2,000   Chugai Pharmaceutical Co., Ltd................      16,752
       1,000   Chugoku Bank, Ltd.............................      14,679
       3,000   Daiichi Pharmaceutical, Ltd...................      48,182
       2,000   Daiwa House Industry Co., Ltd.................      25,732
       2,000   Daiwa Securities Company, Ltd.................      17,788

               JAPAN--CONTINUED

       1,000   Fuji Photo Film Company, Ltd..................  $   32,985
       2,000   Higo Bank.....................................      13,349
       2,000   Hitachi, Ltd..................................      18,651
       1,000   House Foods Industry..........................      16,147
       1,000   Kyushu Electric Power.........................      19,428
       2,000   Mitsubishi Electric Industrial Co., Ltd.......      11,916
       2,000   Mitsubishi Steel Manufacturing Co.*...........       8,652
       3,000   Mitsui Petrochemical Industries...............      15,543
       1,000   Nichicon Corp.................................      11,571
       2,000   Nippon Meat Packers...........................      25,904
       4,000   Nippon Paper Industries Co.*..................      18,651
       4,000   Nisshin Steel Co., Ltd........................      10,742
       2,000   Seino Transportation Co., Ltd.................      22,105
       2,000   Sekisui Chemical Co...........................      20,206
       2,000   Sekisui House, Ltd............................      20,378
       2,000   Shionogi & Co., Ltd...........................      14,282
       2,030   Tohoku Electric Power Company.................      40,316
       2,000   Toppan Printing Co............................      25,041
       2,000   Toshiba Corp..................................      12,572
       1,000   Yakult Honsha.................................      10,362
       1,000   Yamaguchi Bank................................      14,679
       3,000   Yamaichi Securities...........................      13,341
       1,000   Yamanouchi Pharmaceutical Co., Ltd............      20,551
                                                               ----------
                                                                  578,067
                                                               ----------
               KOREA (1.1%)
       4,900   Korea Fund, Inc...............................      73,500
                                                               ----------
               MALAYSIA (4.1%)
      12,000   Diversified Resources Berhad..................      44,427
      32,000   Magnum Corp. Berhad...........................      62,087
       4,000   Malayan Banking Berhad........................      44,348
      14,000   Malaysian Resources Corp......................      55,157
       7,000   Resorts World Berhad..........................      31,875
       6,000   YTL Corp. Berhad..............................      32,310
                                                               ----------
                                                                  270,204
                                                               ----------
               MEXICO (3.2%)
      15,000   Cemex S.A. Class B............................      58,498
      14,000   Grupo Financiero Banamex, Series B*...........      29,522
      17,600   Grupo Financiero Banamex, Series L*...........      33,447
       6,500   Grupo Modelo S.A., Series C...................      37,405
       1,000   Kimberly Clark Mexico, Series A...............      19,423
       5,000   Sanluis Corp. S.A.............................      30,996
                                                               ----------
                                                                  209,291
                                                               ----------
               NETHERLANDS (3.9%)
         300   Akzo Dutch ...................................      41,008
         900   Ing Groep N.V.................................      32,424
         200   Nutricia Verenigde Bedrijven..................      30,408
       1,700   Philips Electronics NV........................      68,926
       3,900   Verenigde Nederlandse.........................      81,546
                                                               ----------
                                                                  254,312
                                                               ----------
               PERU (0.9%)
       3,300   Telefonica Del Peru ADR.......................      62,288
                                                               ----------
               PHILIPPINES (0.9%)
      28,500   Ayala Corp., Class B..........................      30,884


    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996


                                                                 VALUE
   SHARES                                                       (NOTE 1)
 -----------                                                   ----------
 COMMON STOCKS--CONTINUED
               PHILIPPINES--CONTINUED
         500   Philippine Long Distance Telephone ADR........  $   25,500
                                                               ----------
                                                                   56,384
                                                               ----------
               PORTUGAL (1.4%)
       1,000   Banco Totta & Acores - Reg B*.................      18,858
       1,400   Cimentos De Portugal S.A......................      30,140
         660   Portugal Telecom S.A. ADR.....................      18,645
         800   Portugal Telecom S.A..........................      22,806
                                                               ----------
                                                                   90,449
                                                               ----------
               SINGAPORE (2.5%)
       3,300   Overseas Chinese Banking Corp., Ltd...........      41,035
       2,400   Singapore Press Holdings, Ltd.................      47,338
       8,000   Straits Steamship Land........................      25,613
       4,800   United Overseas Bank, Ltd.....................      53,512
                                                               ----------
                                                                  167,498
                                                               ----------
               SOUTH AFRICA (1.0%)
       5,769   Amalgamated Banks of South Africa.............      29,594
          20   Anglo American Industrial Corp Rights*........         105
         913   Anglo American Industrial Corp................      33,078
                                                               ----------
                                                                   62,777
                                                               ----------
               SPAIN (5.1%)
         223   Acerinox S.A..................................      32,224
         193   Banco Popular.................................      37,909
         300   Bankinter S.A.................................      46,516
         400   Empresa Nac De Electricidad...................      28,469
       1,110   Repsol S.A. ADR...............................      42,319
       1,060   Sol Melia S.A.*...............................      37,966
         700   Telefonica De Espana S.A. ADR.................      48,475
       5,800   Union Electrica Fenosa S.A....................      62,322
                                                               ----------
                                                                  336,200
                                                               ----------
               SWEDEN (4.9%)
       1,500   Astra AB Fria.................................      74,160
       1,485   Autoliv AB....................................      65,140
         900   Electrolux AB.................................      52,286
       2,290   Ericsson Telephone Co., ADR, Class B..........      69,129

               SWEDEN--CONTINUED

         447   Hennes & Mauritz Fria.........................  $   61,905
                                                               ----------
                                                                  322,620
                                                               ----------
               SWITZERLAND (5.1%)
          40   Asea Brown Boveri AG..........................      49,757
          70   Holderbank Financial, Class B.................      49,996
         112   Novartis AG*..................................     128,024
           6   Roche Holding AG..............................      46,687
          25   Swiss Reinsurance Co..........................      26,690
         500   Tag Heuer International S.A. ADR*.............       8,063
          28   Union Bank of Switzerland, Class B............      24,538
                                                               ----------
                                                                  333,755
                                                               ----------
               UNITED STATES (0.6%)
       1,583   International Cabletel, Inc.*.................      39,971
                                                               ----------
 TOTAL COMMON STOCKS (COST $5,634,972).......................   6,379,069
                                                               ----------

                                                                    6
 PRINCIPAL                                                -----------
 $--------
 BOND (0.0%)
           CAYMAN ISLANDS (0.0%)
       50  HKR International Ltd., 6.00%, 06/26/00......
 TOTAL BOND (COST $5)...................................            6
 TOTAL INVESTMENTS AT VALUE (97.1%)                       -----------
 (COST $5,634,977)(A)...................................
 CASH AND OTHER ASSETS NET OF                               6,379,075
   LIABILITIES (2.9%)...................................      192,372
 NET ASSETS (100.0%)....................................  $-----------

                                                            6,571,447
                                                          -----------
                                                          -----------

 --------------------------
  * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is
     $5,639,368, resulting in gross unrealized appreciation and depreciation of $1,001,175 and $261,468, respectively, and net unrealized appreciation of $739,707.
 ADR: American Depositary Receipt
 RISP: Risparmio (Italian "Savings Shares")

--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                             VALUE
  SHARES                                                   (NOTE 1)
 --------                                                 ----------
 COMMON STOCKS (98.7%)
           AIRLINES (1.1%)
   15,000  America West Airlines Class B*...............  $   238,125
                                                          -----------
           BANKING & FINANCE (17.2%)
   20,000  Bank of Rhode Island*........................      200,000
    5,000  Beneficial Corp..............................      316,875
   10,000  Beverly Bancorporation.......................      180,625
    8,100  Federal National Mortgage Association........      301,725
    5,000  First Chicago NBD Corp.......................      268,750
    6,500  First Commerce Corp..........................      252,688

           BANKING & FINANCE--CONTINUED

    7,500  First Hawaiian Inc...........................  $   262,500
    7,500  Glendale Federal Bank*.......................      174,375
    2,500  Great Western Financial......................       72,500
   10,200  HomeCorp, Inc.*..............................      195,075
    9,000  Imperial Bancorp*............................      216,000
   15,000  Mercury Financial Co.........................      183,750
   10,000  North Folk Bancorp...........................      356,250
    3,000  Summit Bancorp...............................      131,250
    3,200  UnionBanCal Corp.............................      169,600

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996


                                                             VALUE
  SHARES                                                   (NOTE 1)
 --------                                                 ----------
 COMMON STOCKS--CONTINUED

           BANKING & FINANCE--CONTINUED
    5,650  Webster City Federal Savings.................  $    77,688
   11,000  WFS Financial, Inc...........................      218,625
                                                          -----------
                                                            3,578,276
                                                          -----------
           CHEMICALS (2.6%)
    6,000  Englehard Corp...............................      114,750
    6,000  Hercules, Inc................................      259,500
    5,000  TIG Holdings Inc.............................      169,375
                                                          -----------
                                                              543,625
                                                          -----------
           COMPUTER EQUIPMENT & DATA PROCESSING (11.0%)
    7,500  AMP Inc......................................      287,813
    8,832  Automatic Data Processing, Inc...............      378,672
    3,000  Computer Sciences Corp.*.....................      246,375
    5,000  Durion, Inc..................................      135,625
    7,000  Electronic Data Systems Corp.................      302,750
    2,800  First Data Corp..............................      102,200
    2,500  Microsoft Corporation Preferred A*...........      200,313
   10,000  National Semiconductor Corp.*................      243,750
    4,000  Thomas & Betts Corp..........................      177,500
   20,000  Ultradata Corp.*.............................       82,500
    6,000  VLSI Technology, Inc.*.......................      143,250
                                                          -----------
                                                            2,300,748
                                                          -----------
           CONSUMER & OFFICE PRODUCTS (7.9%)
    1,000  Acnielson Corp.*.............................       15,125
    7,500  Bausch & Lomb, Inc...........................      262,500
    2,000  Ceridian Corp.*..............................       81,000
    4,800  General Electric.............................      474,600
    4,700  Johnson Controls.............................      389,513
    4,000  Proctor & Gamble Co..........................      430,000
                                                          -----------
                                                            1,652,738
                                                          -----------
           FOOD & BEVERAGES (6.5%)
    5,600  Anheuser Busch...............................      224,000
    1,500  CPC International, Inc.......................      116,250
    5,000  H. J. Heinz Co...............................      178,750
    5,000  McDonald's Corp..............................      226,250
    6,100  Nabisco Holding Corp., Class A...............      237,138
    8,750  Pepsico, Inc.................................      255,938
    4,000  Sysco Corp...................................      130,500
                                                          -----------
                                                            1,368,826
                                                          -----------
           HEALTHCARE (6.9%)
    3,000  Cognizant Corp.*.............................       99,000
    8,900  Columbia/HCA Healthcare Corp.................      362,675
    9,000  Coventry Corporation*........................       83,390
   20,000  Metra Biosystems, Inc.*......................       95,000
   13,000  Physician Corp. of America*..................      130,000
   10,000  Physician Health Services, Inc.*.............      147,500
   10,000  St. Jude Medical, Inc.*......................      426,250
   10,000  United American Healthcare Corp.*............       58,750
    5,000  Wellcare Management Group, Inc.*.............       39,375
                                                          -----------
                                                            1,441,940
                                                          -----------
           HEAVY INDUSTRY (4.1%)
   10,000  Goulds Pumps, Inc............................      229,375
    1,060  Newport News Shipbuilding*...................       15,900
    5,300  Tenneco Inc.*................................      239,163

           HEAVY INDUSTRY--CONTINUED

    8,500  Trinity Industries, Inc......................  $   318,750
   15,000  Weirton Steel*...............................       52,500
                                                          -----------
                                                              855,688
                                                          -----------
           INSURANCE (7.7%)
    4,400  Aetna Inc....................................      352,000
    2,550  American International Group, Inc............      276,038
    9,000  Chubb Corp...................................      483,750
   10,000  Healthsource Inc.*...........................      131,250
    2,500  St. Paul Companies...........................      146,563
    8,750  United Companies Financial Corp..............      232,963
                                                          -----------
                                                            1,622,564
                                                          -----------
           LEISURE & ENTERTAINMENT (1.9%)
    4,500  Readers Digest Association, Inc..............      181,125
    6,500  Viacom, Inc. Class B*........................      226,688
                                                          -----------
                                                              407,813
                                                          -----------
           OIL SERVICE (7.4%)
    7,000  Apache Corp..................................      247,625
    5,000  Ashland Inc..................................      219,375
      493  El Paso Natural Gas Co.......................       24,891
    5,000  Kerr - McGee Corp............................      360,000
    2,500  Mobil Corp...................................      305,625
   10,000  Union Texas Petroleum Holdings...............      223,750
    7,300  USX-Marathon Group...........................      174,288
                                                          -----------
                                                            1,555,554
                                                          -----------
           PHARMACEUTICALS (9.5%)
    6,000  Abott Laboratories...........................      304,500
    7,000  Amgen, Inc.*.................................      380,625
   15,000  Genzyme Corp.*...............................      326,250
    4,000  Merck & Co., Inc.............................      317,000
    8,000  Pharmacia & Upjohn, Inc......................      317,000
    5,000  SmithKline Beecham PLC ADR...................      340,000
                                                          -----------
                                                            1,985,375
                                                          -----------
           SERVICES (3.5%)
    3,000  Dun & Bradstreet Corp........................       71,250
   25,000  Hollinger International Inc..................      287,500
   15,000  Katz Media Group*............................      168,750
    6,500  Manpower, Inc................................      211,250
                                                          -----------
                                                              738,750
                                                          -----------
           TELECOMMUNICATIONS (9.9%)
   10,000  360 Communications Co.*......................      231,250
   30,000  American Paging, Inc.*.......................      140,625
   10,000  Atlantic Tele-Network*.......................      152,500
    3,800  Cincinnati Bell, Inc.........................      234,175
    9,421  Comcast Corp.................................      167,812
    5,000  Emmis Broadcasting Corp., Class A*...........      163,750
      972  Lucent Technologies..........................       44,955
    3,000  SBC Communications, Inc......................      155,250
    2,000  TCI Satellite Entertainment, Class A*........       19,750
   20,000  Tele-Communications, Inc., Class A*..........      261,250
    6,000  Telephone & Data System, Inc.................      217,500
   10,000  Western Wireless Corp., Class A*.............      138,750
    6,000  Worldcom, Inc.*..............................      156,375
                                                          -----------
                                                            2,083,942
                                                          -----------

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996


                                                             VALUE
  SHARES                                                   (NOTE 1)
 --------                                                 ----------
 COMMON STOCKS--CONTINUED

           TRANSPORTATION (0.8%)
    5,000  Illinois Central Corp........................  $   160,000
                                                          -----------
           UTILITIES (0.7%)
    7,500  Southwest Gas Co.............................      144,375
                                                          -----------
 TOTAL COMMON STOCKS (COST $18,151,832).................   20,678,339
                                                          -----------
 PRINCIPAL
 --------
 CONVERTIBLE BONDS (1.3%)
 $325,000  Softkey 5.50%, due 11/01/2000................      268,125
                                                          -----------
 TOTAL CONVERTIBLE BONDS (COST $299,682)................      268,125
                                                          -----------

 TOTAL INVESTMENTS AT VALUE (100.0%)
 (COST $18,451,514)(A)..................................  $20,946,464
                                                          -----------
 CASH AND OTHER ASSETS
 NET OF LIABILITIES (0.0%)..............................        9,697
                                                          -----------
 NET ASSETS (100.0%)....................................  $20,956,161
                                                          -----------
                                                          -----------

 --------------------------
  * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $18,466,988, resulting in gross unrealized appreciation and depreciation of $3,762,449 and $1,282,973, respectively, and net unrealized appreciation of $2,479,476.
 ADR: American Depositary Receipt.

--------------------------------------------------------------------------------
BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                             VALUE
  SHARES                                                    (NOTE 1)
 --------                                                  ----------
 COMMON STOCKS (61.3%)
           AIRCRAFT/DEFENSE MANUFACTURING (3.4%)
      500  Boeing Co.....................................  $   53,188
      500  General Dynamics..............................      35,250
    2,000  Gulfstream Aerospace Corp.*...................      48,500
                                                           ----------
                                                              136,938
                                                           ----------
           AIRLINES (1.2%)
    1,700  Continental Airlines, Class B*................      48,025
                                                           ----------
           BANKING & FINANCE (6.8%)
      800  Chase Manhattan Corp..........................      71,400
      800  Citicorp......................................      82,400
    1,900  Federal National Mortgage Association.........      70,775
      500  Nationsbank Corporation.......................      48,875
                                                           ----------
                                                              273,450
                                                           ----------
           CHEMICALS (1.5%)
    1,600  Monsanto Co...................................      62,200
                                                           ----------
           COMPUTER EQUIPMENT & DATA PROCESSING (9.9%)
      700  Computer Sciences Corp.*......................      57,488
    1,100  Electronic Data Systems Corp..................      47,575
      500  IBM Corporation...............................      75,500
      600  Intel Corp....................................      78,563
      800  Microsoft Corp.*..............................      66,100
    1,600  Storage Technology Corp.*.....................      76,200
                                                           ----------
                                                              401,426
                                                           ----------
           CONSUMER PRODUCTS (5.1%)
      600  Illinois Tool Works, Inc......................      47,925
    1,200  Johnson & Johnson.............................      59,700
      700  Magna International Inc., Class A.............      39,025
    2,100  Mattel, Inc...................................      58,275
                                                           ----------
                                                              204,925
                                                           ----------
           CONSUMER & OFFICE PRODUCTS (2.0%)
      800  General Electric..............................  $   79,100
                                                           ----------
           FOOD & BEVERAGES (0.7%)
      500  Coca-Cola Company.............................      26,313
                                                           ----------
           HEALTHCARE (0.8%)
      500  Medtronic, Inc................................      34,000
                                                           ----------
           HEAVY INDUSTRY (1.2%)
      700  Harsco Corp...................................      47,950
                                                           ----------
           INDUSTRIAL ENGINEERING (1.6%)
    1,550  Thermo Electron Corp..........................      63,938
                                                           ----------
           INSURANCE (5.9%)
    2,000  Allmerica Financial Corp......................      67,000
      400  American International Group, Inc.............      43,300
    1,200  SunAmerica, Inc...............................      53,250
    1,600  Travelers Group, Inc..........................      72,600
                                                           ----------
                                                              236,150
                                                           ----------
           LEISURE & ENTERTAINMENT (1.0%)
      600  Walt Disney Co................................      41,775
                                                           ----------
           PAPER & FOREST PRODUCTS (3.3%)
    1,100  Alco Standard Corp............................      56,788
      800  Kimberly-Clark Corp...........................      76,200
                                                           ----------
                                                              132,988
                                                           ----------
           PETROLEUM & NATURAL GAS (7.7%)
      700  Amoco Corp....................................      56,350
    1,100  Diamond Offshore Driling, Inc.*...............      62,700
    1,200  Enron Corp....................................      51,750
      500  Schlumberger Ltd..............................      49,932
    1,500  Triton Energy, Inc.*..........................      72,750
      500  Unocal Corp...................................      20,313
                                                           ----------
                                                              313,795
                                                           ----------
           PHARMACEUTICALS (2.7%)
      400  Bristol-Myers Squibb Co.......................      43,500

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996

                                                             VALUE
  SHARES                                                    (NOTE 1)
 --------                                                  ----------
 COMMON STOCKS--CONTINUED

           PHARMACEUTICALS--CONTINUED
      800  Pfizer, Inc...................................  $   66,300
                                                           ----------
                                                              109,800
                                                           ----------
           REAL ESTATE INVESTMENT TRUSTS (2.7%)
    1,200  Beacon Properties Corp........................      43,950
      800  Equity Residential Properties.................      33,000
      700  Patriot American Hospitality..................      30,188
                                                           ----------
                                                              107,138
                                                           ----------
           RETAIL (1.4%)
    1,100  Home Depot....................................      55,138
                                                           ----------
           TELECOMMUNICATIONS (2.4%)
    1,100  GTE Corporation...............................      50,050
      600  Telecomunicacoes Brasileiras ADR..............      45,900
                                                           ----------
                                                               95,950
                                                           ----------
 TOTAL COMMON STOCKS (COST $1,889,110)...................   2,470,999
                                                           ----------

 PRINCIPAL
 --------
 CORPORATE BONDS (6.0%)
 $ 44,500  G.E. Capital Management Service, 6.50%,
             03/25/24....................................      41,831
   40,000  G.E. Capital Management Service, 6.50%,
             11/25/23....................................      34,860
   37,082  Merrill Lynch Mortgage Inv. Inc., 7.65%,
             01/15/12....................................      37,827
   12,962  Merrill Lynch Mortgage Inv. Inc., 9.70%,
             07/15/10....................................      13,307
   40,000  Merrill Lynch Mortgage Inv. Inc., 7.089%,
             12/26/25....................................      40,219
   50,000  Prudential Home Mortgage Securities, 6.25%,
             04/25/24....................................      42,874
   30,000  Security Pacific Trust, 7.375%, 10/15/06......      30,188
                                                           ----------
 TOTAL CORPORATE BONDS (COST $238,445)...................     241,106
                                                           ----------
 MUNICIPAL BONDS (7.3%)
   40,000  Baltimore Community Development Financing,
             8.20%, 08/15/07.............................      42,700
   10,384  Denver Colorado City & County Single Family,
             7.25%, 12/01/10.............................      10,578
   20,000  Michigan State Job Development Authority MFM,
             7.10%, 05/01/98.............................      20,225
   15,000  New York City Taxable, 9.75%, 08/15/12........      16,613

 $ 40,000  New York State HFA Service, 7.50%, 09/15/03...  $   40,200
   40,000  New York State Job Development Authority,
             Series A, 7.625%, 03/01/97..................      40,071
   50,000  Ohio Housing Financial Agency, 7.90%,
             10/01/14....................................      51,063
   30,000  Oklahoma City Airport Taxable, 9.40%,
             11/01/10....................................      31,650
   40,000  Oregon State General Obligation, 6.90%,
             01/01/00....................................      40,100
                                                           ----------
 TOTAL MUNICIPAL BONDS (COST $287,758)                        293,200
                                                           ----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (19.9%)
   20,000  Federal Home Loan Mortgage Corporation, 6.00%,
             03/15/08....................................      19,603
   40,000  Federal National Mortgage Association, 5.00%,
             10/25/03....................................      39,703
   45,000  Federal National Mortgage Association, 6.15%,
             10/25/07....................................      44,503
   40,000  U.S. Treasury Bonds, 8.125%, 08/15/19.........      46,251
  430,000  U.S. Treasury Notes, 5.75%,
             08/15/03....................................     417,048
  230,000  U.S. Treasury Notes, 6.875%, 08/31/99.........     234,802
                                                           ----------
 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST
 $794,046)...............................................     801,910
                                                           ----------
 TOTAL INVESTMENTS AT VALUE (94.5%)
 (COST $3,209,359)(A)....................................   3,807,215
 CASH AND OTHER ASSETS
 NET OF LIABILITIES (5.5%)...............................     222,577
                                                           ----------
 NET ASSETS (100.0%).....................................  $4,029,792
                                                           ----------
                                                           ----------

 --------------------------
  * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $3,210,270, resulting in gross unrealized appreciation and depreciation of $602,128 and $5,183, respectively, and net unrealized appreciation of $596,945.
 ADR: American Depositary Receipt
 HFA: Housing Finance Authority

--------------------------------------------------------------------------------
INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                             VALUE
 PRINCIPAL                                                  (NOTE 1)
 --------                                                  ----------
 CORPORATE BONDS (30.1%)

           BANKING & FINANCE (6.5%)
 $450,000  Goss Graphic Systems Inc., 12.00%, 10/15/06...  $  463,500
                                                           ----------
           BROADCAST & MEDIA (1.0%)
 $150,000  Cai Wireless Systems, 12.25%, 09/15/02........  $   72,375
                                                           ----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996

                                                             VALUE
 PRINCIPAL                                                  (NOTE 1)
 --------                                                  ----------
 CORPORATE BONDS--CONTINUED
           CHEMICALS (3.0%)
 $200,000  Kaiser Aluminum & Chemicals, 10.875%,
             10/15/06....................................  $  212,000
                                                           ----------
           COMMUNICATIONS (1.4%)
  100,000  Phonetel Technologies, 12.00%, 12/15/06.......     103,500
                                                           ----------
           FOOD & BEVERAGES (1.3%)
  100,000  Specialty Foods, 11.125%, 10/01/02............      95,000
                                                           ----------
           HEAVY CONSTRUCTION (9.4%)
  250,000  Ivaco Inc., 11.50%, 09/15/05..................     248,125
  150,000  Unison Healthcare Corp., 12.25%, 11/01/06.....     153,750
  250,000  Unisys Corp., 12.00%, 04/15/03................     267,500
                                                           ----------
                                                              669,375
                                                           ----------
           PETROLEUM & NATURAL GAS (3.8%)
  250,000  Trans Texas Gas, 11.50%, 06/15/02.............     270,312
                                                           ----------
           SERVICES (3.7%)
  250,000  Alliance Gaming, 12.875%, 06/30/03............     265,000
                                                           ----------
 TOTAL CORPORATE BONDS (COST $2,143,971).................   2,151,062
                                                           ----------
 EUROBONDS (14.9%)
           BRAZIL (1.6%)
  100,000  RBS Participacoes S.A, 14.00%, 12/15/03.......     112,000
                                                           ----------
           INDIA (3.7%)
  500,000  Nippon Denro Ispat Ltd., 3.00%, 04/01/01......     262,500
                                                           ----------
           MEXICO (2.5%)
  300,000  Grupo Mex Desarollo, 8.25%, 02/17/01..........     179,625
                                                           ----------
           THAILAND (7.1%)
 1,750,000 NTS Steel Group Public, 4.00%, 12/16/08.......     507,500
                                                           ----------
 TOTAL EUROBONDS (COST $1,066,676).......................   1,061,625
                                                           ----------
 SOVEREIGN GOVERNMENT
 BONDS & NOTES (20.1%)
           ARGENTINA (3.8%)
  254,000  Argentina Bocon Pre 4, 14.75%, 09/01/02(c)....     272,923
                                                           ----------
           BRAZIL (3.1%)
  302,877  Republic of Brazil, 8.00%,
             04/15/14(c).................................     223,372
                                                           ----------
           RUSSIA (13.2%)
 1,000,000 Russian Fed GKO-Linked Notes, 0.00%,
             05/23/97+...................................     942,665
                                                           ----------
 TOTAL SOVEREIGN GOVERNMENT (COST $1,313,472)............
                                                            1,438,960
                                                           ----------
 YANKEE BONDS (14.4%)
           BRAZIL (5.1%)
 $350,000  Tevecap S.A., 12.625%, 11/26/04...............  $  357,875
                                                           ----------
           MEXICO (5.6%)
  400,000  Grupo Televisa S.A. (Zero Coupon until
             05/15/01, 13.25% thereafter), 05/15/08(b)...     266,500
  150,000  Tolmex S.A., 8.375%, 11/01/03.................     136,875
                                                           ----------
                                                              403,375
                                                           ----------
           NETHERLANDS (3.7%)
  250,000  APP International Finance, 11.75%, 10/01/05...     267,188
                                                           ----------
 TOTAL YANKEE BONDS (COST $1,002,335)....................   1,028,438
                                                           ----------
 BRADY BONDS (14.3%)
           BULGARIA (2.6%)
  200,000  Government of Bulgaria, 6.688%, 07/28/11......     101,500
  150,000  Government of Bulgaria, 6.688%, 07/28/24......      84,750
                                                           ----------
                                                              186,250
                                                           ----------
           ECUADOR (1.8%)
  188,000  Republic of Ecuador, 6.50%, 02/28/25..........     129,250
                                                           ----------
           NIGERIA (2.4%)
  250,000  Central Bank of Nigeria, 6.25%, 11/15/20......     170,625
                                                           ----------
           PANAMA (4.4%)
  405,103  Panama - PDI 6.75%, 07/17/16 (c)..............     316,486
                                                           ----------
           VENEZUELA (3.1%)
  250,000  Republic of Venezuela, 6.50%, 12/18/07........     220,313
                                                           ----------
 TOTAL BRADY BONDS (COST $895,562).......................   1,022,924
                                                           ----------
 TOTAL INVESTMENTS AT VALUE (93.8%)
 (COST $6,422,016)(A)....................................   6,703,009
 CASH AND OTHER ASSETS
 NET OF LIABILITIES (6.2%)...............................     446,355
                                                           ----------
 NET ASSETS (100.0%).....................................  $7,149,364
                                                           ----------
                                                           ----------

 --------------------------
  + Restricted security (Note 5)
 (a) The aggregate identified cost for federal income tax purposes is $6,422,016, resulting in gross unrealized appreciation and depreciation of $396,635 and $115,642, respectively, and net unrealized appreciation of $280,993.
 (b) Zero or step coupon bond.
 (c) A percentage of income is received in additional shares of the issuer.

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996


                                                             VALUE
 PRINCIPAL                                                  (NOTE 1)
 --------                                                  ----------
 ASSET BACKED SECURITIES (17.1%)
 $500,000  Advanta Mortgage Loan, 6.03%, 08/25/11........  $  492,598
  344,585  Chase Manhattan Grantor Trust, 5.20%,
             04/15/02....................................     341,949
  500,000  Chemical Credit Card Master Trust, 5.98%,
             09/15/08....................................     474,490
  500,000  Ford Credit Auto Loan Master Trust, 6.50%,
             08/15/02....................................     502,185
  500,000  Navistar Financial, 6.35%, 11/15/02...........     503,185
                                                           ----------
 TOTAL ASSET BACKED SECURITIES (COST $2,297,950).........
                                                            2,314,407
                                                           ----------
 CORPORATE BONDS (43.3%)
           AIRLINES (1.4%)
   75,000  Delta Airlines, Inc., 10.375%, 02/01/11.......      92,625
   75,000  United Airlines, Inc., 10.25%, 07/15/21.......      91,677
                                                           ----------
                                                              184,302
                                                           ----------
           BANKING & FINANCE (20.3%)
  400,000  Associates Corp. of North America, 7.875%,
             09/30/01....................................     419,537
  500,000  Bank of New York, 8.50%, 12/15/04.............     547,024
  350,000  First Union Corporation, 6.55%, 10/15/35......     339,753
  500,000  Ford Motor Credit Co, 6.25%, 11/08/00.........     495,284
  500,000  Key Bank N.A., 7.125%, 08/15/06...............     501,213
  350,000  Mellon Bank N.A., 6.50%, 08/01/05.............     338,353
   99,592  Mercantile Safe Deposit, 12.125%, 01/02/01+...     109,859
                                                           ----------
                                                            2,751,023
                                                           ----------
           BROADCAST & MEDIA (2.1%)
  250,000  News America Holdings, Inc., 10.125%,
             10/15/12....................................     287,764
                                                           ----------
           COMMERCIAL SERVICES (7.6%)
  500,000  Harris Corporation, 6.65%,
             08/01/06....................................     502,306
  500,000  Kroger Company, 8.15%, 07/15/06...............     519,217
                                                           ----------
                                                            1,021,523
                                                           ----------
           COMPUTER EQUIPMENT & DATA PROCESSING (1.8%)
  250,000  IBM Corporation, 7.00%, 10/30/25..............     239,688
                                                           ----------
           FOOD & BEVERAGES (4.5%)
  600,000  Conagra Incorporated, 7.125%, 10/01/26........     611,495
                                                           ----------
           INSURANCE (3.7%)
  500,000  Travelers/Aetna P&C, 6.75%, 04/15/01..........     502,214
                                                           ----------
           UTILITIES (1.9%)
  250,000  Mississippi Power & Light, 8.80%, 04/01/05....     255,432
                                                           ----------
 TOTAL CORPORATE BONDS (COST $5,723,689).................   5,853,441
                                                           ----------

 MORTGAGE BACKED SECURITIES (18.1%)
 $194,678  Federal Home Loan Mortgage Association, 6.00%,
             05/01/09....................................  $  188,407
  647,660  Federal Home Loan Mortgage Association, 6.00%,
             08/01/10....................................     625,159
   55,968  Federal Home Loan Mortgage Association, 6.00%,
             10/01/10....................................      54,024
   65,021  Government National Mortgage Association,
             10.25%, 07/15/12............................      65,021
  456,799  Government National Mortgage Association,
             6.50%, 01/15/24.............................     438,184
  617,089  Government National Mortgage Association,
             7.00%, 06/15/09.............................     621,519
  430,452  Government National Mortgage Association,
             9.00%, 08/15/19.............................     459,154
                                                           ----------
 TOTAL MORTGAGE BACKED SECURITIES (COST $2,421,437)......
                                                            2,451,468
                                                           ----------
 U.S. TREASURY OBLIGATIONS (8.5%)
  400,000  U.S. Treasury Notes, 5.75%, 08/15/03..........     388,000
  250,000  U.S. Treasury Notes, 6.125%, 03/31/98.........     250,547
  500,000  U.S. Treasury Notes, 6.75%, 05/31/99..........     508,438
                                                           ----------
 TOTAL U.S. TREASURY OBLIGATIONS (COST $1,136,708).......
                                                            1,146,985
                                                           ----------
 YANKEE BONDS (4.4%)
  600,000  Province of Quebec, 7.50%, 07/15/23...........     598,949
                                                           ----------
 TOTAL YANKEE BONDS (COST $585,507)......................     598,949
                                                           ----------
 AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS (6.5%)+
  150,000  Central America Intl Dev Bonds, Series F,
             10.00%, 12/01/11............................     172,996
  150,000  Central America Intl Dev Bonds, Series G,
             10.00%, 12/01/11............................     172,996
  150,000  Central America Intl Dev Bonds, Series H,
             10.00%, 12/01/11............................     172,996
  100,000  Republic of Honduras Intl Dev Bonds Series D,
             13.00%, 06/01/11............................     142,243
   82,927  Republic of Honduras Intl Dev Bonds, Series B,
             13.00%, 06/01/01............................      91,788
  100,000  Republic of Honduras Intl Dev Bonds, Series C,
             13.00%, 06/01/06............................     130,391
                                                           ----------
 TOTAL AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS (COST
 $732,927)...............................................     883,410
                                                           ----------
 TOTAL INVESTMENTS AT VALUE (97.9%)
 (COST $12,898,218)(A)...................................  13,248,660
 CASH AND OTHER ASSETS
 NET OF LIABILITIES (2.1%)...............................     279,130
                                                           ----------
 NET ASSETS (100.0%).....................................  $13,527,790
                                                           ----------
                                                           ----------

 --------------------------
  + Restricted and Board valued security (Note 5).
 (a) The aggregate identified cost for federal income tax purposes is $12,898,218, resulting in gross unrealized appreciation and depreciation of $388,740 and $38,298, respectively, and net unrealized appreciation of $350,442.

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996


                                                             VALUE
 PRINCIPAL                                                  (NOTE 1)
 --------                                                  ---------
 MUNICIPAL BONDS (95.6%)
           CONNECTICUT (7.5%)
 $100,000  Connecticut State Special Tax MBIA, 5.40%,
             09/01/09....................................  $  101,193
  100,000  Connecticut State Special Tax, 5.375%,
             09/01/08....................................     102,920
                                                           ----------
                                                              204,113
                                                           ----------
           FLORIDA (14.6%)
  125,000  Dade County Water & Sewer System, 6.25%,
             10/01/07....................................     138,740
  100,000  Florida State Board of Education, 5.00%,
             06/01/02....................................     102,482
  100,000  Florida State Environmental Preservation
             AMBAC, 5.50%, 07/01/07......................     104,205
   50,000  Fort Lauderdale Water & Sewer, 5.10%,
             09/01/02....................................      51,450
                                                           ----------
                                                              396,877
                                                           ----------
           HAWAII (2.9%)
   75,000  Hawaii State, 6.00%, 02/01/02.................      79,770
                                                           ----------
           INDIANA (3.9%)
  100,000  Indiana Municipal Power Agency, 5.875%,
             01/01/10....................................     105,546
                                                           ----------
           MASSACHUSETTS (3.0%)
   75,000  Massachusetts State, 6.25%, 07/01/04..........      81,980
                                                           ----------
           MINNESOTA (10.8%)
  100,000  Faribault Minnesota Ind Sch 656, 7.75%,
             06/01/01....................................     112,796
  100,000  Minneapolis Series B, 4.80%, 03/01/04.........     101,142
   75,000  Ramsey County, 5.50%, 02/01/02................      78,500
                                                           ----------
                                                              292,438
                                                           ----------
           NEW JERSEY (3.9%)
  100,000  New Jersey State, 5.50%, 02/15/04.............     105,470
                                                           ----------
           NEW MEXICO (4.9%)
  125,000  Albuquerque Water & Sewer, 6.00%, 07/01/15....     131,795
                                                           ----------
           NEW YORK (3.8%)
  100,000  Municipal Assistance Corp. AMBAC, 5.25%,
             07/01/02....................................     103,471
                                                           ----------
           OREGON (3.0%)
   75,000  Oregon State Series LX, 6.50%, 11/01/00.......      81,044
                                                           ----------
           PENNSYLVANIA (11.7%)
 $125,000  Erie Cnty Pa Prison Auth, 6.625%, 11/01/14....  $  136,783
  100,000  Haverford Township School District, 5.25%,
             03/15/06....................................     102,486
   75,000  Pennsylvania State MBIA, 5.20%, 06/15/04......      77,239
                                                           ----------
                                                              316,508
                                                           ----------
           TEXAS (6.9%)
  100,000  Texas A & M University Revenue, 5.95%,
             05/15/05....................................     107,703
   75,000  University of Texas Permanent University Fund,
             5.90%, 07/01/02.............................      80,254
                                                           ----------
                                                              187,957
                                                           ----------
           WASHINGTON (11.7%)
  100,000  King City Washington School District No. 400,
             6.00%, 12/01/07.............................     108,769
  100,000  Lynnwood Washington, 5.75%, 10/01/08..........     105,502
  100,000  Washington State Motor Vechicle Fuel, 5.375%,
             09/01/06....................................     103,850
                                                           ----------
                                                              318,121
                                                           ----------
           WISCONSIN (7.0%)
   75,000  Wisconsin State Clean Water Revenue, 6.25%,
             06/01/03....................................      81,814
  100,000  Wisconsin State, 6.25%, 05/01/12..............     109,436
                                                           ----------
                                                              191,250
                                                           ----------
 TOTAL MUNICIPAL BONDS (COST $2,560,819).................   2,596,340
                                                           ----------
 TOTAL INVESTMENTS AT VALUE (95.6%)
 (COST $2,560,819)(A)....................................   2,596,340
 CASH AND OTHER ASSETS
 NET OF LIABILITIES (4.4%)...............................     119,179
                                                           ----------
 NET ASSETS (100.0%).....................................  $2,715,519
                                                           ----------
                                                           ----------

 --------------------------
 (a) The aggregate identified cost for federal income tax purposes is $2,560,819, resulting in gross unrealized appreciation and depreciation of $38,470 and $2,949, respectively, and net unrealized appreciation of $35,521.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                           EMERGING   INTERNATIONAL  GROWTH &                INCOME                 MUNICIPAL
                                            GROWTH      EQUITY      INCOME      BALANCED   OPPORTUNITY    BOND         BOND
                                          PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
ASSETS:
Investments, at value (Note 1)*           $4,283,216  $6,379,075  $20,946,464  $3,807,215  $6,703,009  $13,248,660  $2,596,340
Cash                                         198,304    386,524        92,120     188,421    291,592       163,839      76,704
Receivables for:
  Securities sold                            133,157        730        59,748      10,305         --            --          --
  Dividends                                    6,257      3,312        38,691       2,755         --            --          --
  Foreign tax reclaim                             29      9,388            --          19         --            --          --
  Interest                                       909      1,340         4,014      25,596    126,668       195,615      40,438
  Receivable from Sponsor (Note 4)                --         --            --          --     31,628            --       4,171
Deferred organization expenses                19,434     19,434        19,434      19,434     19,434        19,434      19,434
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
    Total assets                           4,641,306  6,799,803    21,160,471   4,053,745  7,172,331    13,627,548   2,737,087
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------

LIABILITIES:
Payable for investments purchased                 --    192,991            --          --         --            --          --
Payable to Administrator                       9,754     12,754         9,754       9,754      9,754         9,754       9,754
Payable to Sponsor (Note 2)                   15,805      7,445       176,817       3,983         --        73,924          --
Other accrued expenses                        12,956     15,166        17,739      10,216     13,213        16,080      11,814
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
    Total liabilities                         38,515    228,356       204,310      23,953     22,967        99,758      21,568
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
NET ASSETS:
Applicable to investors' beneficial
 interests                                $4,602,791  $6,571,447  $20,956,161  $4,029,792  $7,149,364  $13,527,790  $2,715,519
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
*Cost of investments                      $3,564,016  $5,634,977  $18,451,514  $3,209,359  $6,422,016  $12,898,218  $2,560,819
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1):
  Interest                                $   13,635  $  18,594   $    41,504  $   92,135  $ 555,026   $   907,768  $  130,427
  Dividends                                   48,297     99,613 (a)     304,380     30,731        --            --          --
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
    TOTAL INVESTMENT INCOME                   61,932    118,207       345,884     122,866    555,026       907,768     130,427
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------

EXPENSES:
  Administration and fund accounting
   fees                                       61,789     64,008        61,966      64,985     61,674        61,716      62,356
  Investment advisory fees (Note 2)           35,755     55,448       138,167      24,065     28,495        70,808      14,474
  Auditing fees                               13,793     14,824        14,831      10,723     14,823        13,329      12,323
  Amortization of organization
   expenses (Note 1)                           7,071      7,071         7,071       7,071      7,071         7,071       7,071
  Trustee fees (Note 2)                        1,346      1,676         5,316         987      1,248         3,716         761
  Custody fees                                 8,180     34,704         5,672       6,203      4,628         3,134       1,614
  Miscellaneous                                4,009      4,919        14,182       2,619      2,612        11,247       2,284
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
    Total expenses                           131,943    182,650       247,205     116,653    120,551       171,021     100,883
    Reimbursement from Advisor               (59,720)   (84,640 )     (62,911)    (64,645)   (62,865 )     (60,817)    (67,320)
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
    NET EXPENSES                              72,223     98,010       184,294      52,008     57,686       110,204      33,563
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
NET INVESTMENT INCOME (LOSS)                 (10,291)    20,197       161,590      70,858    497,340       797,564      96,864
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on
   investments                               281,561    134,444 (b)   3,329,104    145,710   384,732       (14,517)     10,276
  Net change in unrealized appreciation
   (depreciation)                            222,880    476,242      (599,755)    341,232    175,750      (399,872)    (29,964)
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):     504,441    610,686     2,729,349     486,942    560,482      (414,389)    (19,688)
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $  494,150  $ 630,883   $ 2,890,939  $  557,800  $1,057,822  $   383,175  $   77,176
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------
                                          ----------  ----------  -----------  ----------  ----------  -----------  ----------

------------------------------
 (a) Net of foreign tax witholding of $13,896.
 (b) Includes foreign currency transaction losses of $14,643.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    EMERGING GROWTH         INTERNATIONAL EQUITY
                                       PORTFOLIO                 PORTFOLIO
 FOR THE YEARS ENDED DECEMBER   ------------------------  ------------------------
 31,                               1996         1995         1996         1995
 ------------------------------ -----------  -----------  -----------  -----------
 OPERATIONS:
   Net investment income (loss) $   (10,291) $    (3,877) $    20,197  $     4,340
   Net realized gain (loss) on
    investments                     281,561      275,958      134,444     (425,634)
   Net change in unrealized
    appreciation (depreciation)
    on investments                  222,880      410,318      476,242      676,327
                                -----------  -----------  -----------  -----------
   Net increase in net assets
    resulting from operations       494,150      682,399      630,883      255,033
                                -----------  -----------  -----------  -----------
 TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTEREST:
   Contributions                  1,861,907    1,290,860    1,107,986      472,341
   Withdrawals                   (1,631,580)    (144,796)    (275,007)    (157,392)
                                -----------  -----------  -----------  -----------
   Net increase from investors'
    transactions:                   230,327    1,146,064      832,979      314,949
                                -----------  -----------  -----------  -----------
 TOTAL INCREASE IN NET ASSETS       724,477    1,828,463    1,463,862      569,982
 NET ASSETS:
   Beginning of year              3,878,314    2,049,851    5,107,585    4,537,603
                                -----------  -----------  -----------  -----------
   End of year                  $ 4,602,791  $ 3,878,314  $ 6,571,447  $ 5,107,585
                                -----------  -----------  -----------  -----------
                                -----------  -----------  -----------  -----------

RATIOS AND SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                    EMERGING GROWTH         INTERNATIONAL EQUITY
                                       PORTFOLIO                 PORTFOLIO
 FOR THE YEARS ENDED DECEMBER   ------------------------  ------------------------
   31,                            1996     1995   1994(A)   1996     1995   1994(A)
 ------------------------------ --------  ------  ------  --------  ------  ------
 Ratios to average net assets:
   Expenses                        1.61%   1.59%   2.56%(b)    1.67%  1.65%  3.20%(b)
   Net investment income (loss)   (0.23%) (0.12%)  5.51%(b)    0.35%  0.09% (1.68%)(b)
 Ratios of expenses to average
   net assets without
   reimbursement                   2.94%   3.59%   7.35%(b)    3.12%  3.87%  4.62%(b)
 Portfolio turnover                 117%    109%    150%       86%     90%      7%
   Average commission rate (c)  $0.0553      --      --   $0.0259      --      --

------------------------------

(a) The Portfolios commenced operations on October 3, 1994.
(b) Ratios are annualized.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary between periods and funds depending on the volume and character of trades executed in various markets where trading practices and commission rate structures may differ.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

      GROWTH & INCOME                                     INCOME OPPORTUNITY
         PORTFOLIO              BALANCED PORTFOLIO            PORTFOLIO
 --------------------------  ------------------------  ------------------------
     1996          1995         1996         1995         1996         1995
 ------------  ------------  -----------  -----------  -----------  -----------
 $    161,590  $    113,940  $    70,858  $    53,853  $   497,340  $   259,088
    3,329,104     1,974,179      145,710      169,621      384,732        8,065
     (599,755)    1,798,625      341,232      252,839      175,750      185,892
 ------------  ------------  -----------  -----------  -----------  -----------
    2,890,939     3,886,744      557,800      476,313    1,057,822      453,045
 ------------  ------------  -----------  -----------  -----------  -----------
    2,962,725     1,782,414      998,640      537,632    4,501,206      416,695
     (473,261)     (203,751)    (411,455)    (125,201)    (991,120)    (132,490)
 ------------  ------------  -----------  -----------  -----------  -----------
    2,489,464     1,578,663      587,185      412,431    3,510,086      284,205
 ------------  ------------  -----------  -----------  -----------  -----------
    5,380,403     5,465,407    1,144,985      888,744    4,567,908      737,250

   15,575,758    10,110,351    2,884,807    1,996,063    2,581,456    1,844,206
 ------------  ------------  -----------  -----------  -----------  -----------
 $ 20,956,161  $ 15,575,758  $ 4,029,792  $ 2,884,807  $ 7,149,364  $ 2,581,456
 ------------  ------------  -----------  -----------  -----------  -----------
 ------------  ------------  -----------  -----------  -----------  -----------


      GROWTH                                   MUNICIPAL BOND
         PORT       BOND PORTFOLIO               PORTFOLIO
 ------------ --------------------------  ------------------------
     1996         1996          1995         1996         1995
 ------------ ------------  ------------  -----------  -----------
 $    161,590 $    797,564  $    754,683  $    96,864  $   105,093
    3,329,104      (14,517)      254,000       10,276       (4,076)
     (599,755     (399,872)      768,522      (29,964)      90,026
 ------------ ------------  ------------  -----------  -----------
    2,890,939      383,175     1,777,205       77,176      191,043
 ------------ ------------  ------------  -----------  -----------
    2,962,725      867,436       872,705      359,059      393,280
     (473,261     (349,615)     (104,885)    (209,553)    (111,371)
 ------------ ------------  ------------  -----------  -----------
    2,489,464      517,821       767,820      149,506      281,909
 ------------ ------------  ------------  -----------  -----------
    5,380,403      900,996     2,545,025      226,682      472,952
   15,575,758   12,626,794    10,081,769    2,488,837    2,015,885
 ------------ ------------  ------------  -----------  -----------
 $ 20,956,161 $ 13,527,790  $ 12,626,794  $ 2,715,519  $ 2,488,837
 ------------ ------------  ------------  -----------  -----------
 ------------ ------------  ------------  -----------  -----------

--------------------------------------------------------------------------------

     GROWTH & INCOME                                    INCOME OPPORTUNITY
        PORTFOLIO             BALANCED PORTFOLIO            PORTFOLIO               BOND PORTFOLIO       MUNICIPAL BOND PORTFOLIO
 ------------------------  ------------------------  ------------------------  ------------------------  ------------------------
   1996     1995   1994(A)   1996     1995   1994(A)   1996     1995   1994(A)   1996     1995   1994(A)   1996     1995   1994(A)
 --------  ------  ------  --------  ------  ------  --------  ------  ------  --------  ------  ------  --------  ------  ------
    1.00%   1.23%   1.20%(b)    1.51%  1.51%  1.33%(b)    1.31%  1.42%  2.20%(b)    0.85%  1.02%  1.21%(b)    1.27%  1.24%  1.30%(b)
    0.87%   0.91%   1.11%(b)    2.06%  2.29%  3.13%(b)   11.31% 12.53%  8.09%(b)    6.18%  6.66%  6.32%(b)    3.67%  4.66%  4.42%(b)
    1.34%   1.53%   1.95%(b)    3.38%  4.39%  6.48%(b)    2.74%  4.77%  7.48%(b)    1.32%  1.40%  1.76%(b)    3.82%  4.26%  6.54%(b)
      92%    102%     10%       88%    121%      7%      222%    120%    144%       64%     78%     11%       29%     54%      4%
 $0.0571      --      --   $0.0683      --      --        --      --      --        --      --      --        --      --      --

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

    Select Advisors Portfolios (the "Portfolio Trust") was organized as a New York master trust fund on February 7, 1994 and is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company. There are nine subtrusts, of the Portfolio Trust (each a "Portfolio"), each having distinct investment objectives and policies. The Portfolios are Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, Municipal Bond Portfolio, Bond Portfolio II and Growth & Income
II. Bond Portfolio II and Growth & Income II are included in a separate annual report.

    The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

    The following is a summary of the significant accounting policies of the
Portfolios:

    a) INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistantly applied procedures in accordance with procedures established by the Trustees of the Portfolio Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

    b) FOREIGN CURRENCY TRANSLATION. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

    The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of these securities, but are included with net realized and unrealized gain or loss on investments.

    c) INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

    d) FEDERAL TAXES. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Therefore, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

    e) FORWARD CURRENCY CONTRACTS. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

    Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with

SELECT ADVISORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contracts.

    f) REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Portfolio Trust Board of Trustees. The Portfolio, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default the Portfolio has the right to use the collateral to offset losses incurred.

    g) ORGANIZATION EXPENSE. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. Any amount received by the Portfolio from a corresponding Fund as a result of a redemption by Touchstone Advisors, Inc. of any of its organizational seed capital shares of the Fund will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Select Advisors Trust A or Select Advisors Trust C of all or a part of its organizational seed capital investment ("Initial Interest") in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any portion of the Initial Interests in the Portfolio.

    h) OTHER. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

    a) INVESTMENT ADVISOR. The Portfolio Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the "Advisor") a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"). Under the terms of the investment advisory agreement, each Portfolio pays an investment advisory fee that is computed daily and paid monthly. For the year ended December 31, 1996, each Portfolio incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Portfolio.

            EMERGING    INTERNATIONAL  GROWTH &                  INCOME                   MUNICIPAL
             GROWTH       EQUITY       INCOME      BALANCED    OPPORTUNITY     BOND         BOND
            PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
           -----------  -----------  -----------  -----------  -----------  -----------  -----------
Rate            0.80%        0.95%        0.75%        0.70%        0.65%        0.55%        0.55%

    Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, is the sub-advisor for the Growth & Income Portfolio and Bond Portfolio.

    b) TRUSTEES. Each Trustee who is not an "interested person", (as defined in the Act), of the Portfolio Trust receives in aggregate $5,000 annually plus $1,000 per meeting attended as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio Trust and from Select Advisors Trust A, Select Advisors Trust C, and Select Advisors Variable Insurance Trust, which are included in separate annual reports. For the year ended December 31, 1996 the Portfolio Trust incurred $15,050 in Trustee fees which was prorated to each Portfolio.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

    Investment transactions (excluding purchases and sales of U.S. government and U.S. government agency obligations and excluding short-term investments) for the year ended December 31, 1996 were as follows:

                                                    COST OF         PROCEEDS FROM
                                                   PURCHASES            SALES
                                                ----------------  ------------------
Emerging Growth Portfolio                        $    5,033,232     $    4,927,616
International Equity Portfolio                        5,723,630          4,758,299
Growth & Income Portfolio                            19,563,724         16,727,429
Balanced Portfolio                                    2,275,019          2,099,609
Income Opportunity Portfolio                         12,797,127          9,205,200
Bond Portfolio                                        9,096,051          5,893,506
Municipal Bond Portfolio                              1,008,536            739,568

SELECT ADVISORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The following Portfolios had transactions in U.S. government and U.S. government agency obligations:

                                                    COST OF         PROCEEDS FROM
                                                   PURCHASES            SALES
                                                ----------------  ------------------
Balanced Portfolio                               $    1,245,193      $    795,077
Income Opportunity Portfolio                            121,595           115,845
Bond Portfolio                                        3,911,516         1,991,516

4.  EXPENSE REIMBURSEMENTS

    For the year ended December 31, 1996 the Advisor has voluntarily agreed to reimburse each Portfolio the following amounts:

                                                                        AMOUNT OF
                                                                      REIMBURSEMENT
                                                                      --------------
Emerging Growth Portfolio                                               $   59,720
International Equity Portfolio                                              84,640
Growth & Income Portfolio                                                   62,911
Balanced Portfolio                                                          64,645
Income Opportunity Portfolio                                                62,865
Bond Portfolio                                                              60,817
Municipal Bond Portfolio                                                    67,320

Included in the reimbursement receivable from the Sponsor for the Income Opportunity Portfolio is an amount of $37,404 related to an overaccrual of interest income for the year ended December 31, 1996. The Sponsor has agreed to reimburse the Portfolio for this amount. This amount did not have a material impact on the total return for the year ended December 31, 1996.

5.  RESTRICTED SECURITIES

    Restricted securities may be difficult to dispose of and involve time consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of December 31, 1996, Bond Portfolio held restricted securities valued at $993,269, representing 7.3% of net assets. Acquisition date and cost of each are as follows:

                                                           ACQUISITION
                                                              DATE           COST
                                                         ---------------  ----------
Mercantile Safe Deposit                                       3/28/85     $  112,518
Central America, Series F                                      8/1/86        150,000
Central America, Series G                                      8/1/86        150,000
Central America, Series H                                      8/1/86        150,000
Republic of Honduras, Series B                                 5/1/88        100,000
Republic of Honduras, Series C                                 5/1/88        100,000
Republic of Honduras, Series D                                 5/1/88        100,000

    Bond Portfolio received these securities from Western-Southern on October 4, 1994 in exchange for a proportionate interest in the portfolio.

    As of December 31, 1996, Income Opportunity Portfolio held the following restricted security:

                                  ACQUISITION                  MARKET        % OF
                                     DATE           COST       VALUE      NET ASSETS
                                ---------------  ----------  ----------  -------------
Russian Fed GKO-linked Notes         10/15/96    $  922,323  $  942,665         13.2%

SELECT ADVISORS PORTFOLIOS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Investors and Trustees of
Select Advisors Portfolios:

    We have audited the accompanying statement of assets and liabilities of Select Advisors Portfolios (the "Portfolios") (consisting of Emerging Growth Portfolio, International Equity Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio and Municipal Bond Portfolio), including the schedules of portfolio investments, as of December 31, 1996, the related statements of operations for the year then ended, and the changes in net assets for each of the two years in the period then ended and supplemental data for each of the two years in the period then ended and for the period October 3, 1994 (commencement of operations) to December 31, 1994. These financial statements and supplemental data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplemental data based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and supplemental data referred to above present fairly, in all material respects, the financial position of Select Advisors Portfolios as of December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the supplemental data for each of the two years in the period then ended and for the period October 3, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 20, 1997

            T O U C H S T O N E
            ------------------------------------------
                            THE TOUCHSTONE FAMILY OF FUNDS
 LOGO

            -------------------------------------------------------
                            TOUCHSTONE STANDBY INCOME FUND

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

Dear Fellow Shareholder:

    Over the past two years, many have asked about the meaningfulness of the Touchstone name. In a literal sense, the word TOUCHSTONE originated from the testing stone. In order for the medieval alchemist to test the purity of gold, it was often rubbed against a fine-grained, dark stone such as jasper in order to see what kind of mark it left behind. In a more colloquial sense, though, the word TOUCHSTONE has evolved and is defined as a test or criterion by which other things are judged. The name, Touchstone, in other words reflects our commitment to being a benchmark by which other investment managers can be compared.

    Which segues me to my appraisal of the investment markets in 1996. Unquestionably 1996 in many ways paralleled 1995, with equities generating impressive returns. Stocks were again the place to be. The U.S. equity markets maintained a rally that began in August and ran on through November as economic signals pointed to a continuing moderate to slow growth scenario. Continued strength on the corporate earnings front supported the elevated prices. The Dow Jones Industrial Average, which closed at 5117 on December 31, 1995, closed at the 6448 level on December 31, 1996. An annual return of 26% for the DJIA illustrated the dominance of large capitalization companies which was also discernible in the returns of the S&P 500, Russell 1000 and Russell 3000. Low interest rates, low inflation, and significant cash flows into equity mutual funds added combustion to the bull market. The fixed income markets also ended the year on a positive note as bonds struggled to recover lost performance suffered earlier in the year. Even Alan Greenspan's remarks about "irrational exuberance" did very little to dampen the overall market fervor. But how long these retail-friendly markets will continue is unknown, particularly if economic conditions would begin to slow and corporate profitability comes under a strain.

    1996 was also the year that the financial press discovered the Touchstone Family of Funds and Variable Annuities. We were recognized in publications such as the WALL STREET JOURNAL, BARRON'S, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, BUSINESS WEEK, LOS ANGELES TIMES and CHICAGO TRIBUNE. This favorable publicity brought us much attention among investment professionals and individual investors alike.

    While it is difficult to make general comments about the performance of a family of asset classes as diverse as Touchstone, I encourage you to review the enclosed financial statements and performance summaries for each Fund in the Family. Although portfolio managers throughout the industry labored to equal the performance of steadily rising market indicies, our managers generally excelled in adhering to their investment styles and objectives while exploiting growth opportunities. However, the opportunity to improve always exists, and we will aggressively pursue improvements in select areas as we move forward in 1997.

    We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities.(1)

Sincerely,
Edward G. Harness
President and Chief Executive Officer
Touchstone Family of Funds

P.S. Visit us on the World Wide Web at WWW.TOUCHSTONEFUNDS.COM

(1)TOUCHSTONE VARIABLE ANNUITIES ARE UNDERWRITTEN BY WESTERN-SOUTHERN LIFE ASSURANCE COMPANY, CINCINNATI, OHIO

TOUCHSTONE STANDBY INCOME FUND

    Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone Standby Income Fund's performance. Cash equivalents, as measured by the Merrill Lynch 91-Day Treasury Index, rose 5.3% while the return of the IBC Donoghue Money Market Average rose 5.0%. Total return (net of fees and expenses) for the Touchstone Standby Income Fund was 4.8%.

    As the ultra-short fixed income manager of the Touchstone Standby Income Fund, Ft. Washington Investment Advisors maintained its core investment strategy by maintaining a stable average maturity slightly longer than the 90-day Treasury bill. Throughout the annual period, Ft. Washington's portfolio was heavily weighted in liquid and high yielding commercial paper. Secondary weightings were in the asset-backed and corporate bond sectors. A dramatic underweighting of U.S. Treasury paper was intentional due its lack of incremental yield. This strategy protected principal and keep the fund liquid.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GROWTH OF A $10,000 INVESTMENT
                                                                             Merrill Lynch    IBC Donoghue
                                                      Touchstone Standby   91-Day Treasury    Money Market
                                                             Income Fund             Index           Index
Sept. '94                                                         10,000             10000          10,000
Dec. '94                                                          10,115             10133          10,117
Mar. '95                                                          10,248             10285          10,254
June '95                                                          10,400             10439          10,396
Sept. '95                                                         10,527             10588          10,535
Dec. '95                                                          10,692             10744          10,673
Mar. '96                                                          10,804             10876          10,805
June '96                                                          10,937             11016          10,934
Sept. '96                                                         11,078             11168          11,066
Dec. '96                                                          11,206             11314          11,201
Total Return
One Year Ended 12/31/96                                             4.8%
Inception to 12/31/96                                              12.1%
Past performance is not predictive of future
performance.

TOUCHSTONE STANDBY INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                    VALUE                                                         VALUE
PRINCIPAL                                         (NOTE 1)    PRINCIPAL                                         (NOTE 1)
---------                                        -----------  ---------                                        -----------

ASSET BACKED SECURITIES (14.6%)
$ 118,732  Advanta Mortgage Loan Trust,
             6.14%, 10/25/08...............  $ 118,486
   84,441  Daimler Benz Grantor Trust,
             3.90%, 10/15/98...............     84,052
  164,028  General Motors Acceptance Corp.
             1993-A, 4.15%, 03/16/98.......    163,908
  123,016  Honda Auto Receivables Grantor
             Trust, 6.20%, 12/15/00........    123,633
  142,394  Navot 1995 - 5.94%, 10/15/98....    142,553
  117,372  The Money Store Home Equity,
             6.775%, 09/15/07..............    117,324
  192,496  The Money Store Home Equity, 96,
             6.61%, 11/15/04...............    192,452
                                             ---------
TOTAL ASSET BACKED SECURITIES: (COST
$940,684)..................................    942,408
                                             ---------
CORPORATE BONDS (12.6%)
           BANKING & FINANCE (12.6%)
  320,000  Advanta National Bank, 5.783%,
             09/18/97 (a)..................    320,000
  320,000  First USA Bank FRN, 5.813%,
             03/24/97 (a)..................    320,139
  175,000  Paccar Financial Corporation,
             5.06%, 04/10/97...............    174,804
                                             ---------
TOTAL CORPORATE BONDS (COST $814,566)......    814,943
                                             ---------
U.S. GOVERNMENT OBLIGATIONS (8.8%)
  320,000  U.S. Treasury Notes, 5.625%,
             11/30/98......................    318,300
  250,000  U.S. Treasury Notes, 5.875%,
             10/31/98......................    249,687
                                             ---------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST
$569,720)..................................    567,987
                                             ---------
COMMERCIAL PAPER (63.7%)
  250,000  Commonwealth Edison, 5.75%,
             01/24/97......................    249,082
  320,000  Conagra Incorporated, 5.85%,
             02/06/97......................    318,128
$ 260,000  Crown Cork & Seal Company
             Incorporated, 5.65%,
             01/15/97......................  $ 259,429
  320,000  Hanson Financial, 5.60%,
             03/14/97......................    316,416
  320,000  IES Diversified Incorporation,
             5.43%, 01/06/97...............    319,759
  325,000  J.B. Hunt Transportation
             Services, Inc. , 5.50%,
             02/10/97......................    323,014
  325,000  MCN Investment Corporation,
             5.52%, 02/19/97...............    322,558
  210,000  Mid Atlantic Fuel Company,
             5.55%, 02/03/97...............    208,932
  305,000  Minnesota Power & Light, 5.65%,
             01/17/97......................    304,234
  305,000  Pacificorp, 5.52%, 01/30/97.....    303,644
  265,000  Pacificorp, 5.72%, 02/26/97.....    262,641
  291,000  Pennsylvania Fuel Corporation,
             6.25%, 01/21/97...............    289,990
  315,000  Pennsylvania Power & Light,
             5.53%, 03/03/97...............    312,048
  320,000  Public Service Electric & Gas
             Company, 5.95%, 01/09/97......    319,577
                                             ---------
TOTAL COMMERCIAL PAPER (COST $4,109,452)...  4,109,452
                                             ---------
TOTAL INVESTMENTS AT VALUE (99.7%)
(COST $6,434,422) (B)......................  6,434,790
CASH AND OTHER ASSETS
NET OF LIABILITIES (0.3%)..................     20,865
                                             ---------
NET ASSETS (100.0%)........................  $6,455,655
                                             ---------
                                             ---------

------------------------
(a) Interest rate shown reflects current rate on instrument with variable rate.
(b) The aggregate identified cost for federal income tax purposes is $6,434,422, resulting in gross unrealized appreciation and depreciation of $2,520 and

    $2,152, respectively, and net unrealized appreciation of $368.

    The accompanying notes are an integral part of the financial statements.

TOUCHSTONE STANDBY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (Note 1) (Cost $6,434,422)                                  $6,434,790
Cash                                                                                    333
Receivable for:
  Capital stock sold                                                                  1,000
  Interest                                                                           11,483
Deferred organization expenses                                                       35,690
                                                                                  ---------
    Total assets                                                                  6,483,296
                                                                                  ---------
LIABILITIES:
Distribution payable from income                                                        303
Payable to Advisor                                                                    6,204
Payable to Administrator                                                              1,981
Payable for fund shares redeemed                                                      1,505
Accrued expenses and other liabilities                                               17,648
                                                                                  ---------
    Total liabilities                                                                27,641
                                                                                  ---------

NET ASSETS:                                                                       $6,455,655
                                                                                  ---------
                                                                                  ---------
Net asset value, offering and redemption price per share: ($6,455,655
  DIVIDED BY 646,782 shares)                                                      $    9.98
                                                                                  ---------
                                                                                  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INTEREST INCOME (NOTE 1):                                                          $ 348,065
                                                                                   ---------
EXPENSES:
  Transfer agent fees                                                                 43,001
  Administration and fund accounting fees                                             24,289
  Auditing fees                                                                       12,948
  Amortization of organization expenses (Note 1)                                      12,986
  Investment advisory fees (Note 2)                                                   15,674
  Sponsor fee (Note 2)                                                                12,342
  Registration fees                                                                   24,454
  Custody fees                                                                         6,944
  Trustee fees (Note 2)                                                                1,764
  Printing                                                                            12,587
  Miscellaneous                                                                        6,052
                                                                                   ---------
    Total expenses                                                                   173,041
    Waiver of Sponsor fee (Note 2)                                                   (12,342)
    Reimbursement from Advisor (Note 3)                                             (114,416)
                                                                                   ---------
  Net expenses                                                                        46,283
                                                                                   ---------
NET INVESTMENT INCOME                                                                301,782
                                                                                   ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                                                     4,350
  Net change in unrealized depreciation on investments                               (14,207)
                                                                                   ---------
  Net realized and unrealized loss                                                    (9,857)
                                                                                   ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:                              $ 291,925
                                                                                   ---------
                                                                                   ---------

    The accompanying notes are an integral part of the financial statements.

TOUCHSTONE STANDBY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the year ended December 31,                                          1996       1995
                                                                       ---------  ---------

OPERATIONS:
  Net investment income                                                $ 301,782  $ 291,217
  Net realized gain (loss) on investments                                  4,350     (2,225)
  Net change in unrealized appreciation (depreciation) on investments    (14,207)     1,156
                                                                       ---------  ---------
  Net increase in net assets resulting from operations                   291,925    290,148
                                                                       ---------  ---------

DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income                                                 (309,188)  (298,212)
  Net realized capital gain                                               (1,159)    (2,181)
                                                                       ---------  ---------
  Total dividends and distributions                                     (310,347)  (300,393)
                                                                       ---------  ---------

SHARE TRANSACTIONS:
  Proceeds from shares sold                                              786,903  1,258,933
  Reinvestment of dividends and distributions                            308,115    320,130
  Cost of shares redeemed                                               (530,792)  (707,060)
                                                                       ---------  ---------
  Net increase from share transactions                                   564,226    872,003
                                                                       ---------  ---------
TOTAL CHANGES IN NET ASSETS                                              545,804    861,758

NET ASSETS
  Beginning of period                                                  5,909,851  5,048,093
                                                                       ---------  ---------
  End of period                                                        $6,455,655 $5,909,851
                                                                       ---------  ---------
                                                                       ---------  ---------

NET ASSETS CONSIST OF:
Paid-in capital                                                        $6,453,052 $5,895,809
Undistributed net investment (loss) income                                 2,838      2,244
Accumulated net realized gain (loss) on investments                         (603)    (2,777)
Net unrealized appreciation of investments                                   368     14,575
                                                                       ---------  ---------
Net assets applicable to shares outstanding                            $6,455,655 $5,909,851
                                                                       ---------  ---------
                                                                       ---------  ---------

SHARES OUTSTANDING:
  Shares sold                                                             78,751    125,731
  Reinvestment of dividends and distributions                             30,835     31,929
                                                                       ---------  ---------
                                                                         109,586    157,660
  Shares redeemed                                                        (53,105)   (70,601)
                                                                       ---------  ---------
  Net incease                                                             56,481     87,059

  Beginning of period                                                    590,301    503,242
                                                                       ---------  ---------
  End of period                                                          646,782    590,301
                                                                       ---------  ---------
                                                                       ---------  ---------

    The accompanying notes are an integral part of the financial statements.

TOUCHSTONE STANDBY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout
 the years ended December 31,                                          1996       1995      1994 (a)
-------------------------------------------------------------------  ---------  ---------  -----------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $   10.01  $   10.03   $   10.00
                                                                     ---------  ---------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                     0.46       0.55        0.11
Net realized and unrealized gain (loss) on investments                    0.01      (0.02)       0.03
                                                                     ---------  ---------  -----------
Total from investment operations                                          0.47       0.53        0.14
                                                                     ---------  ---------  -----------

LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   (.50)     (0.55)      (0.11)
                                                                     ---------  ---------  -----------

NET ASSET VALUE, END OF PERIOD                                       $    9.98  $   10.01   $   10.03
                                                                     ---------  ---------  -----------
                                                                     ---------  ---------  -----------

TOTAL RETURN                                                             4.80%      5.71%       1.40%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                                  $   6,456  $   5,910   $   5,048

Ratios to average net assets:
  Expenses (b)                                                           0.75%      0.75%       1.00%(c)
  Net investment income                                                  4.88%      5.32%       4.54%(c)

  Portfolio turnover                                                       20%       142%          0%

------------------------

(a) The Fund commenced operations on October 3, 1994.

(b) If the waiver and reimbursement had not been in place for the periods listed, and after consideration of state expense limitations, the ratios of expenses to average assets would have been 2.50%.

(c) Ratios are annualized.

TOUCHSTONE STANDBY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Touchstone Standby Income Fund, (the "Fund") a series of Select Advisors Trust A (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company which was organized as a Massachusetts business trust on February 7, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interests in the Fund. At December 31, 1996, Western-Southern Life Assurance Company ("Western-Southern") owned 86% of the Standby Income Fund.

    The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

    The following is a summary of the significant accounting policies of the
Fund:

    a) INVESTMENT VALUATION. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

    b) INTEREST INCOME. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

    c) DIVIDENDS AND DISTRIBUTIONS. Dividends are declared daily and paid monthly. Distributions to shareholders of net realized capital gains, if any are declared and paid annually.

    d) ORGANIZATION EXPENSE. Organization expenses were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors or any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund outstanding after taking into account any prior redemptions of the Initial Shares of the Fund.

    e) FEDERAL TAXES. The Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income tax is necessary. The Fund has a capital loss carryforward of $603 that expires in December 2003.

    f) REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Trust's Board of Trustees. The Fund, through its custodian, receives as collateral delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest.

    g) OTHER. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

    a) INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the "Advisor"). Under the terms of the investment advisory agreement, the Fund pays a fee on an annual basis equal to 0.25% of the average daily net assets of the Fund. Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, is the sub-advisor for the Fund.

    b) SPONSOR. The Trust, on the behalf of each Fund, has entered into a Sponsor Agreement with Touchstone Advisors, Inc. (the "Sponsor"), an affiliate of the Distributor. The Sponsor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Sponsor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through April 30, 1998.

    c) TRUSTEES. Each Trustee who is not an "interested person", (as defined by the Act) of the Trust receives in aggregate $5,000 annually plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket

TOUCHSTONE STANDBY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
expenses, from the Trust and from Select Advisors Trust C, Select Advisors Portfolio, and Select Advisors Variable Insurance Trust, which are included in separate reports. For the year ended December 31, 1996 the Fund incurred $1,764 in Trustee fees.

3.  EXPENSE REIMBURSEMENTS

    The Advisor has agreed to reimburse the Fund so that, following such reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Fund are not greater, on an annual basis, than 0.75% of the average daily net assets of the Fund. For the year ended December 31, 1996 the Advisor reimbursed the Fund $114,416.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

    Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) amounted to $5,536,042 and $577,500, respectively, for the year ended December 31, 1996. Purchases of U.S. government obligations for the year ended December 31, 1996 amounted to $569,741. There were no sales of U.S. government obligations in 1996.

TOUCHSTONE STANDBY INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Investors and Trustees of
Touchstone Standby Income Fund:

    We have audited the accompanying statement of assets and liabilities of Touchstone Standby Income Fund of Select Advisors Trust A, including the schedule of investments, as of December 31, 1996, the related statements of operations for the year then ended, and the changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period October 3, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Touchstone Standby Income Fund of Select Advisors Trust A as of December 31, 1996, the related statements of operations for the year then ended, and the changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period October 3, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 20, 1997

                                  DISTRIBUTOR
                          Touchstone Securities, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202
                                 (800) 669-2796

                               INVESTMENT ADVISOR
                           Touchstone Advisors, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202

                          ADMINISTRATOR AND CUSTODIAN
                         Investors Bank & Trust Company
                                89 South Street
                          Boston, Massachusetts 02111

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                                 P.O. Box 8518
                        Boston, Massachusetts 02266-8518

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                            One International Place
                          Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                                 Frost & Jacobs
                                2500 PNC Center
                              201 East 5th Street
                             Cincinnati, Ohio 45202

--------------------------------------------------------------------------------
                      T O U C H S T O N E

                      -----------------------------------------
        FORM 7078-9612THE MARK OF EXCELLENCE IN INVESTMENT MANAGEMENT-SM-